UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3373

WESTCORE TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler

Westcore Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  December 31

Date of reporting period: March 31, 2013

Item 1 – Schedule of Investments.

WESTCORE GROWTH FUND AS OF MARCH 31, 2013 (Unaudited)
	Shares	Market Value
COMMON STOCKS		98.93%
Consumer Discretionary		18.29%
Hotels, Restaurants & Leisure		3.77%
Las Vegas Sands Corp.	26,300	$1,482,005
Starbucks Corp.	25,100	1,429,696
		2,911,701

Household Durables		2.81%
PulteGroup Inc.**	58,400	1,182,016
Whirlpool Corp.	8,300	983,218
		2,165,234

Internet & Catalog Retail		3.99%
Amazon.com Inc.**	8,050	2,145,244
Priceline.com Inc.**	1,360	935,585
		3,080,829

Media		3.52%
Comcast Corp. - Class A	31,800	1,335,918
Walt Disney Co.	24,300	1,380,240
		2,716,158

Specialty Retail		2.81%
Home Depot Inc.	31,138	2,172,810

Textiles, Apparel & Luxury Goods		1.39%
Michael Kors Holdings Ltd. (British Virgin Islands)**	18,900	1,073,331

Total Consumer Discretionary
(Cost $11,704,843)		14,120,063

Consumer Staples		6.06%
Beverages		2.46%
Cia de Bebidas das Americas - ADR (Brazil)	21,000	888,930
Fomento Economico Mexicano SAB de CV - ADR (Mexico)	8,900	1,010,150
		1,899,080

Food & Staples Retailing		3.60%
Costco Wholesale Corp.	15,300	1,623,483
CVS Caremark Corp.	21,000	1,154,790
		2,778,273

Total Consumer Staples
(Cost $4,290,154)		4,677,353

Energy		5.82%
Energy Equipment & Services		1.91%
Cameron International Corp.**	11,500	749,800
Halliburton Co.	17,900	723,339
		1,473,139

Oil, Gas & Consumable Fuels		3.91%
Cabot Oil & Gas Corp.	13,400	905,974
EOG Resources Inc.	8,845	1,132,779
Valero Energy Corp.	21,600	982,584
		3,021,337

Total Energy
(Cost $3,675,354)		4,494,476

Financials		8.30%
Capital Markets		2.21%
Affiliated Managers Group Inc.**	4,325	664,190
Goldman Sachs Group Inc.	7,100	1,044,765
		1,708,955

Diversified Financial Services		3.30%
Citigroup Inc.	23,100	1,021,944
JPMorgan Chase & Co.	32,100	1,523,466
		2,545,410

Insurance		2.79%
American International Group Inc.**	30,100	$1,168,482
Berkshire Hathaway Inc. Class B**	9,500	989,900
		2,158,382

Total Financials
(Cost $5,404,682)		6,412,747

Health Care		11.55%
Biotechnology		5.17%
Biogen Idec Inc.**	9,312	1,796,378
Gilead Sciences Inc.**	44,800	2,192,064
		3,988,442

Healthcare Equipment & Supplies		0.87%
Covidien PLC (Ireland)	9,900	671,616

Healthcare Providers & Services		3.85%
Brookdale Senior Living Inc.**	33,500	933,980
Omnicare Inc.	24,000	977,280
Universal Health Services Inc. Class B	16,600	1,060,242
		2,971,502

Pharmaceuticals		1.66%
AbbVie Inc.	15,300	623,934
Valeant Pharmaceuticals International Inc. (Canada)**	8,800	660,176
		1,284,110

Total Health Care
(Cost $7,178,004)		8,915,670

Industrials		13.48%
Aerospace & Defense		3.83%
Honeywell International Inc.	22,300	1,680,305
TransDigm Group Inc.	4,300	657,556
Triumph Group Inc.	7,900	620,150
		2,958,011

Air Freight & Logistics		1.27%
FedEx Corp.	10,000	982,000

Electrical Equipment		3.77%
ABB Ltd. - ADR (Switzerland)	37,100	844,396
AMETEK Inc.	21,277	922,549
Eaton Corp. PLC (Ireland)	18,600	1,139,250
		2,906,195

Industrial Conglomerates		1.03%
Carlisle Cos. Inc.	11,700	793,143

Road & Rail		2.11%
CSX Corp.	66,100	1,628,043

Trading Companies & Distributors		1.47%
United Rentals Inc.**	20,700	1,137,879

Total Industrials
(Cost $8,787,033)		10,405,271

Information Technology		30.94%
Communications Equipment		3.94%
Aruba Networks Inc.**	36,000	890,640
QUALCOMM Inc.	32,091	2,148,493
		3,039,133

Computers & Peripherals		5.44%
Apple Inc.	9,497	4,203,657

Internet Software & Services		8.49%
eBay Inc.**	29,400	1,594,068
Equinix Inc.**	3,095	669,479
Google Inc. - Class A**	3,836	3,045,899
LinkedIn Corp. - Class A**	7,075	1,245,625
		6,555,071

IT Services		3.91%
Alliance Data Systems Corp.**	4,300	$696,127
Visa Inc. - Class A	13,700	2,326,808
		3,022,935

Semiconductors & Semiconductor Equipment		2.22%
ARM Holdings PLC - ADR (United Kingdom)	14,300	605,891
NXP Semiconductor N.V. (Netherlands)**	17,500	529,550
ON Semiconductor Corp.**	69,500	575,460
		1,710,901

Software		6.94%
NetSuite Inc.**	7,800	624,468
Oracle Corp.	75,200	2,431,968
Salesforce.com Inc.**	6,900	1,233,927
Splunk Inc.**	26,800	1,072,804
		5,363,167

Total Information Technology
(Cost $16,753,191)		23,894,864

Materials		1.63%
Chemicals		0.82%
Eastman Chemical Co.	9,100	635,817

Construction Materials		0.81%
Martin Marietta Materials Inc.	6,100	622,322

Total Materials
(Cost $1,139,658)		1,258,139

Telecommunication Services		2.86%
Diversified Telecommunication Services		1.82%
Verizon Communications Inc.	28,700	1,410,605

Wireless Telecommunication Services		1.04%
Crown Castle International Corp.**	11,500	800,860

Total Telecommunication Services
(Cost $2,052,810)		2,211,465

Total Common Stocks
(Cost $60,985,729)		76,390,048

MONEY MARKET MUTUAL FUNDS		6.53%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	5,040,234	5,040,234

Total Money Market Mutual Funds
(Cost $5,040,234)		5,040,234

Total Investments
(Cost $66,025,963)	105.46%	81,430,282

Liabilities in Excess of Other Assets	(5.46%)	(4,213,308)

Net Assets	100.00%	$77,216,974

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

** Non-income producing security.
See Notes to Quarterly Statements of Investments.

WESTCORE MIDCO GROWTH FUND AS OF MARCH 31, 2013 (Unaudited)
	Shares	Market Value
COMMON STOCKS		96.64%
Consumer Discretionary		27.37%
Auto Components		1.74%
Delphi Automotive PLC (Jersey)	42,510	$1,887,444

Hotels, Restaurants & Leisure		4.63%
Chipotle Mexican Grill Inc.**	3,400	1,107,958
Dunkin' Brands Group Inc.	15,520	572,378
Starwood Hotels & Resorts Worldwide Inc.	22,530	1,435,837
Wynn Resorts Ltd.	15,090	1,888,664
		5,004,837

Household Durables		2.14%
DR Horton Inc.	95,440	2,319,192

Internet & Catalog Retail		3.35%
Expedia Inc.	29,550	1,773,295
NetFlix Inc.**	9,780	1,852,430
		3,625,725

Media		5.74%
Discovery Communications Inc. - Class A**	33,160	2,611,018
Pandora Media Inc.**	89,280	1,264,205
Sirius XM Radio Inc.	757,820	2,334,086
		6,209,309

Specialty Retail		5.23%
CarMax Inc.**	33,800	1,409,460
Chico's FAS Inc.	75,460	1,267,728
DSW Inc. - Class A	20,410	1,302,158
Express Inc.**	94,280	1,679,127
		5,658,473

Textiles, Apparel & Luxury Goods		4.54%
Carter's Inc.**	12,970	742,792
Michael Kors Holdings Ltd. (British Virgin Islands)**	31,691	1,799,732
Polo Ralph Lauren Corp.	14,030	2,375,419
		4,917,943

Total Consumer Discretionary
(Cost $23,898,056)		29,622,923

Consumer Staples		0.71%
Food & Staples Retailing		0.71%
The Fresh Market Inc.**	17,980	769,005

Total Consumer Staples
(Cost $996,083)		769,005

Energy		9.73%
Energy Equipment & Services		3.69%
Cameron International Corp.**	27,850	1,815,820
Oceaneering International Inc.	32,740	2,174,263
		3,990,083

Oil, Gas & Consumable Fuels		6.04%
Concho Resources Inc.**	15,810	1,540,368
Noble Energy Inc.	14,880	1,721,021
Oasis Petroleum Inc.**	28,480	1,084,234
Pioneer Natural Resources Co.	17,640	2,191,770
		6,537,393

Total Energy
(Cost $9,069,287)		10,527,476

Financials		3.47%
Capital Markets		2.20%
Affiliated Managers Group Inc.**	15,520	2,383,406

Commercial Banks		1.27%
Signature Bank**	17,430	$1,372,787

Total Financials
(Cost $3,084,320)		3,756,193

Health Care		9.53%
Biotechnology		4.50%
Ariad Pharmaceuticals Inc.**	47,620	861,446
Cubist Pharmaceuticals Inc.**	23,380	1,094,652
Onyx Pharmaceuticals Inc.**	27,420	2,436,541
Pharmacyclics Inc.**	5,950	478,439
		4,871,078

Health Care Equipment & Supplies		4.26%
Align Technology Inc.**	16,300	546,213
Sirona Dental Systems Inc.**	29,120	2,147,018
Thoratec Corp.**	51,230	1,921,125
		4,614,356

Life Sciences Tools & Services		0.77%
Bruker Corp.**	43,790	836,389

Total Health Care
(Cost $7,360,601)		10,321,823

Industrials		16.02%
Building Products		1.71%
Lennox International Inc.	29,120	1,848,829

Electrical Equipment		3.83%
Acuity Brands Inc.	18,920	1,312,102
Rockwell Automation Inc.	17,640	1,523,214
Sensata Technologies Holding N.V. (Netherlands)**	39,750	1,306,583
		4,141,899

Machinery		4.68%
Ingersoll-Rand PLC (Ireland)	47,190	2,595,922
WABCO Holdings Inc.**	35,070	2,475,591
		5,071,513

Road & Rail		2.61%
J.B. Hunt Transport Services Inc.	12,330	918,338
Kansas City Southern	17,210	1,908,589
		2,826,927

Trading Companies & Distributors		3.19%
United Rentals Inc.**	30,180	1,658,994
WESCO International Inc.**	24,660	1,790,563
		3,449,557

Total Industrials
(Cost $14,180,810)		17,338,725

Information Technology		25.97%
Communications Equipment		3.02%
Aruba Networks Inc.**	52,720	1,304,293
Palo Alto Networks Inc.**	34,650	1,961,190
		3,265,483

Internet Software & Services		5.59%
Akamai Technologies Inc.**	53,140	1,875,311
Equinix Inc.**	2,340	506,165
LinkedIn Corp. - Class A**	15,940	2,806,396
Rackspace Hosting Inc.**	17,010	858,665
		6,046,537

IT Services		2.60%
Gartner Inc.**	34,860	1,896,732
Jack Henry & Associates Inc.	19,980	923,276
		2,820,008

Semiconductors & Semiconductor Equipment		2.99%
ARM Holdings PLC - ADR (United Kingdom)	28,270	1,197,800
Avago Technologies Ltd. (Singapore)	56,760	2,038,819
		3,236,619

Software		11.77%
Autodesk Inc.**	46,980	$1,937,455
Concur Technologies Inc.**	15,300	1,050,498
Informatica Corp.**	36,560	1,260,223
QLIK Technologies Inc.**	29,760	768,701
ServiceNow Inc.**	61,650	2,231,730
Splunk Inc.**	59,310	2,374,180
TIBCO Software Inc.**	76,950	1,555,929
Workday Inc. - Class A**	25,300	1,559,239
		12,737,955

Total Information Technology
(Cost $25,363,123)		28,106,602

Materials		3.84%
Chemicals		3.84%
Cytec Industries Inc.	10,800	800,064
FMC Corp.	33,370	1,903,091
Rockwood Holdings Inc.	22,160	1,450,150
		4,153,305

Total Materials
(Cost $2,064,584)		4,153,305

Total Common Stocks
(Cost $86,016,864)		104,596,052

MONEY MARKET MUTUAL FUNDS		3.06%
Bank of New York Cash Reserve (7 Day Yield 0.050%)	181,562	181,562
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	3,133,249	3,133,249

Total Money Market Mutual Funds
(Cost $3,314,811)		3,314,811

Total Investments
(Cost $89,331,675)	99.70%	107,910,863

Other Assets in Excess of Liabilities	0.30%	327,404

Net Assets	100.00%	$108,238,267

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

See Notes to Quarterly Statements of Investments.

WESTCORE SELECT FUND AS OF MARCH 31, 2013 (Unaudited)
	Shares	Market Value
COMMON STOCKS		95.89%
Consumer Discretionary		27.35%
Hotels, Restaurants & Leisure		2.81%
Wynn Resorts Ltd.	32,950	$4,124,022

Household Durables		4.22%
DR Horton Inc.	254,810	6,191,883

Internet & Catalog Retail		3.50%
Expedia Inc.	85,670	5,141,057

Media		6.72%
Discovery Communications Inc. - Class A**	70,290	5,534,635
Sirius XM Radio Inc.	1,408,076	4,336,874
		9,871,509

Specialty Retail		3.25%
Express Inc.**	268,000	4,773,080

Textiles Apparel & Luxury Goods		6.85%
Michael Kors Holdings Ltd. (British Virgin Islands)**	72,490	4,116,707
Polo Ralph Lauren Corp.	35,150	5,951,246
		10,067,953

Total Consumer Discretionary
(Cost $35,246,409)		40,169,504

Energy		7.08%
Energy Equipment & Services		3.18%
Oceaneering International Inc.	70,290	4,667,959

Oil, Gas & Consumable Fuels		3.90%
Pioneer Natural Resources Co.	46,130	5,731,653

Total Energy
(Cost $7,672,639)		10,399,612

Financials		3.91%
Capital Markets		3.91%
Affiliated Managers Group Inc.**	37,340	5,734,304

Total Financials
(Cost $4,659,838)		5,734,304

Health Care		9.39%
Biotechnology		3.10%
Onyx Pharmaceuticals Inc.**	51,180	4,547,855

Health Care Equipment & Supplies		6.29%
Sirona Dental Systems Inc.**	50,520	3,724,839
Thoratec Corp.**	147,180	5,519,250
		9,244,089

Total Health Care
(Cost $9,163,462)		13,791,944

Industrials		14.19%
Machinery		7.30%
Ingersoll-Rand PLC (Ireland)	87,867	4,833,564
WABCO Holdings Inc.**	83,470	5,892,147
		10,725,711

Road & Rail		3.54%
Kansas City Southern	46,900	5,201,210

Trading Companies & Distributors		3.35%
WESCO International Inc.**	67,660	4,912,793

Total Industrials
(Cost $15,950,009)		20,839,714

Information Technology		29.09%
Communications Equipment		4.72%
Aruba Networks Inc.**	101,050	$2,499,977
Palo Alto Networks Inc.**	78,202	4,426,233
		6,926,210

Internet Software & Services		7.96%
Akamai Technologies Inc.**	123,010	4,341,023
LinkedIn Corp. - Class A**	41,740	7,348,744
		11,689,767

IT Services		3.09%
Gartner Inc.**	83,469	4,541,548

Semiconductors & Semiconductor Equipment		3.71%
Avago Technologies Ltd. (Singapore)	151,570	5,444,395

Software		9.61%
ServiceNow Inc.**	134,000	4,850,800
Splunk Inc.**	140,584	5,627,577
TIBCO Software Inc.**	180,130	3,642,229
		14,120,606

Total Information Technology
(Cost $38,095,857)		42,722,526

Materials		4.88%
Chemicals		4.88%
FMC Corp.	68,100	3,883,743
Rockwood Holdings Inc.	50,080	3,277,235
		7,160,978

Total Materials
(Cost $6,474,952)		7,160,978

Total Common Stocks
(Cost $117,263,166)		140,818,582

MONEY MARKET MUTUAL FUNDS		2.29%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	3,358,573	3,358,573

Total Money Market Mutual Funds
(Cost $3,358,573)		3,358,573

Total Investments
(Cost $120,621,739)	98.18%	144,177,155

Other Assets in Excess of Liabilities	1.82%	2,672,499

Net Assets	100.00%	$146,849,654

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE BLUE CHIP FUND AS OF MARCH 31, 2013 (Unaudited)
	Shares	Market Value
COMMON STOCKS		94.45%
Basic Materials		4.10%
Forestry & Paper		4.10%
Ball Corp.	33,680	$1,602,494
International Paper Co.	24,750	1,152,855
		2,755,349

Total Basic Materials
(Cost $1,247,469)		2,755,349

Capital Goods		4.61%
Aerospace & Defense		3.03%
General Dynamics Corp.	12,900	909,579
Raytheon Co.	19,100	1,122,889
		2,032,468

Industrial Products		1.58%
Xylem Inc.	38,500	1,061,060

Total Capital Goods
(Cost $2,577,975)		3,093,528

Commercial Services		4.28%
Business Products & Services		2.01%
Quanta Services Inc.**	47,100	1,346,118

IT Services		0.86%
Accenture PLC - Class A (Ireland)	7,600	577,372

Transaction Processing		1.41%
The Western Union Co.	63,100	949,024

Total Commercial Services
(Cost $2,307,876)		2,872,514

Consumer Cyclical		8.01%
Department Stores		1.80%
Macy's Inc.	28,800	1,204,992

General Merchandise		4.27%
Wal-Mart Stores Inc.	38,300	2,865,989

Recreation & Leisure		1.94%
Mattel Inc.	29,800	1,304,942

Total Consumer Cyclical
(Cost $3,356,241)		5,375,923

Consumer Staples		11.97%
Beverages: Non-Alcoholic		2.19%
Dr Pepper Snapple Group Inc.	31,300	1,469,535

Consumer Products		1.65%
Colgate-Palmolive Co.	9,400	1,109,482

Food & Agricultural Products		8.13%
Campbell Soup Co.	32,100	1,456,056
HJ Heinz Co.	26,700	1,929,609
Unilever N.V. (Netherlands)	50,600	2,074,600
		5,460,265

Total Consumer Staples
(Cost $5,777,197)		8,039,282

Energy		16.42%
Exploration & Production		4.52%
Marathon Oil Corp.	39,400	1,328,568
Occidental Petroleum Corp.	21,780	1,706,899
		3,035,467

Integrated Oils		1.92%
Exxon Mobil Corp.	14,300	1,288,573

Oil Services		8.00%
Ensco PLC - Class A (United Kingdom)	24,400	1,464,000
Halliburton Co.	31,100	$1,256,751
National Oilwell Varco Inc.	19,600	1,386,700
Noble Corp. (Switzerland)	33,100	1,262,765
		5,370,216

Refining & Marketing		1.98%
HollyFrontier Corp.	11,800	607,110
Marathon Petroleum Corp.	8,050	721,280
		1,328,390

Total Energy
(Cost $7,922,351)		11,022,646

Interest Rate Sensitive		12.47%
Insurance & Real Estate Brokers		1.80%
AON PLC	19,700	1,211,550

Life & Health Insurance		1.47%
Prudential Financial Inc.	16,700	985,133

Property Casualty Insurance		5.03%
ACE Ltd. (Switzerland)	28,300	2,517,851
Chubb Corp.	9,800	857,794
		3,375,645

Regional Banks		4.17%
PNC Financial Services Group Inc.	13,600	904,400
SunTrust Banks Inc.	29,800	858,538
Wells Fargo & Co.	28,100	1,039,419
		2,802,357

Total Interest Rate Sensitive
(Cost $6,271,750)		8,374,685

Medical/Healthcare		14.77%
Healthcare Services		4.05%
AmerisourceBergen Corp.	33,200	1,708,140
UnitedHealth Group Inc.	17,700	1,012,617
		2,720,757

Medical Products & Supplies		1.51%
Abbott Laboratories	28,750	1,015,450

Pharmaceuticals		9.21%
AbbVie Inc.	28,750	1,172,425
Amgen Inc. (United Kingdom)	25,200	2,583,252
Pfizer Inc.	84,162	2,428,915
		6,184,592

Total Medical/Healthcare
(Cost $6,559,186)		9,920,799

Technology		12.34%
Computer Software		6.80%
Activision Blizzard Inc.	68,000	990,760
Microsoft Corp.	80,200	2,294,522
Symantec Corp.**	51,900	1,280,892
		4,566,174

PC's & Servers		3.87%
International Business Machines Corp.	12,200	2,602,260

Semiconductors		1.67%
Avago Technologies Ltd. (Singapore)	31,200	1,120,704

Total Technology
(Cost $5,907,116)		8,289,138

Transportation		2.04%
Railroads		2.04%
Union Pacific Corp.	9,600	1,367,136

Total Transportation
(Cost $592,332)		1,367,136

Utilities		3.44%
Independent Power		1.86%
Exelon Corp.	15,300	$527,544
Public Service Enterprises Group Inc.	21,000	721,140
		1,248,684

Regulated Electric		1.58%
Edison International	21,100	1,061,752

Total Utilities
(Cost $1,905,331)		2,310,436

Total Common Stocks
(Cost $44,424,824)		63,421,436

MONEY MARKET MUTUAL FUNDS		5.46%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	3,664,334	3,664,334

Total Money Market Mutual Funds
(Cost $3,664,334)		3,664,334

Total Investments
(Cost $48,089,158)	99.91%	67,085,770

Other Assets in Excess of Liabilities	0.09%	60,972

Net Assets	100.00%	$67,146,742

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE MID-CAP VALUE FUND AS OF MARCH 31, 2013 (Unaudited)
	Shares	Market Value
COMMON STOCKS		94.87%
Basic Materials		7.19%
Chemicals		1.47%
Compass Minerals International Inc.	8,500	$670,650

Forestry & Paper		4.88%
Ball Corp.	19,100	908,778
International Paper Co.	12,000	558,960
Rock-Tenn Co. - Class A	8,100	751,599
		2,219,337

Precious Metals		0.84%
Hecla Mining Co.	96,700	381,965

Total Basic Materials
(Cost $2,828,797)		3,271,952

Capital Goods		5.13%
Electrical Equipment		2.28%
General Cable Corp.**	28,300	1,036,629

Industrial Products		2.85%
Avery Dennison Corp.	15,500	667,585
Xylem Inc.	22,900	631,124
		1,298,709

Total Capital Goods
(Cost $2,357,755)		2,335,338

Commercial Services		4.27%
Business Products & Services		4.27%
Quanta Services Inc.**	48,575	1,388,273
Xerox Corp.	64,581	555,397
		1,943,670

Total Commercial Services
(Cost $1,836,370)		1,943,670

Communications		2.54%
Telecomm Equipment & Solutions		2.54%
Plantronics Inc.	26,200	1,157,778

Total Communications
(Cost $913,819)		1,157,778

Consumer Cyclical		7.39%
Department Stores		3.55%
Dillard's Inc. - Class A	10,500	824,775
Macy's Inc.	18,900	790,776
		1,615,551

Recreation & Leisure		1.77%
Mattel Inc.	18,400	805,736

Restaurants		2.07%
Darden Restaurants Inc.	18,300	945,744

Total Consumer Cyclical
(Cost $2,269,723)		3,367,031

Consumer Staples		6.05%
Beverages: Non-Alcoholic		1.98%
Dr Pepper Snapple Group Inc.	19,200	901,440

Food & Agricultural Products		4.07%
The J.M. Smucker Co.	7,250	718,910
Tyson Foods Inc. - Class A	45,650	1,133,033
		1,851,943

Total Consumer Staples
(Cost $1,704,372)		2,753,383

Energy		6.93%
Oil Services		5.60%
Ensco PLC - Class A (United Kingdom)	15,650	939,000
Noble Corp. (Switzerland)	20,250	$772,538
Tidewater Inc.	16,600	838,300
		2,549,838

Refining & Marketing		1.33%
HollyFrontier Corp.	11,800	607,110

Total Energy
(Cost $2,314,345)		3,156,948

Interest Rate Sensitive		18.89%
Insurance & Real Estate Brokers		1.53%
AON PLC	11,350	698,025

Life & Health Insurance		4.38%
Reinsurance Group of America Inc.	18,391	1,097,391
Unum Group	31,750	896,937
		1,994,328

Other Banks		1.48%
First Citizens BancShares Inc. - Class A	3,700	675,990

Property Casualty Insurance		7.60%
Allied World Assurance Co. Holdings AG (Switzerland)	6,050	560,956
Amtrust Financial Services Inc.	12,800	443,520
AXIS Capital Holdings Ltd. (Bermuda)	21,550	896,911
PartnerRe Ltd. (Bermuda)	7,452	693,856
Validus Holdings Ltd. (Bermuda)	23,100	863,247
		3,458,490

Regional Banks		2.43%
Comerica Inc.	13,250	476,338
SunTrust Banks Inc.	21,900	630,939
		1,107,277

Securities & Asset Management		1.47%
The NASDAQ OMX Group Inc.	20,700	668,610

Total Interest Rate Sensitive
(Cost $6,654,242)		8,602,720

Medical/Healthcare		10.38%
Healthcare Services		6.79%
AmerisourceBergen Corp.	20,450	1,052,152
Covance Inc.**	12,050	895,556
Omnicare Inc.	28,050	1,142,196
		3,089,904

Pharmaceuticals		3.59%
Forest Laboratories Inc.**	26,100	992,844
Questcor Pharmaceuticals Inc.	19,800	644,292
		1,637,136

Total Medical/Healthcare
(Cost $3,588,725)		4,727,040

Real Estate Investment Trusts (REITs)		6.86%
Diversified & Specialty		1.10%
Rayonier Inc.	8,350	498,244

Healthcare		2.30%
Senior Housing Properties Trust	39,100	1,049,053

Multi-Family		1.25%
Home Properties Inc.	9,000	570,780

Office Properties		2.21%
Alexandria Real Estate Equities Inc.	8,000	567,840
Mack-Cali Realty Corp.	15,300	437,733
		1,005,573

Total Real Estate Investment Trusts (REITs)
(Cost $2,523,311)		3,123,650

Technology		7.36%
Computer Software		5.51%
Activision Blizzard Inc.	39,550	$576,243
PTC Inc.**	27,300	695,877
Symantec Corp.**	21,250	524,450
Synopsys Inc.**	19,800	710,424
		2,506,994

Semiconductors		1.85%
Avago Technologies Ltd. (Singapore)	23,450	842,324

Total Technology
(Cost $2,641,267)		3,349,318

Utilities		11.88%
Gas Utilities		2.09%
UGI Corp.	24,805	952,264

Integrated Gas & Electric		1.82%
CenterPoint Energy Inc.	34,635	829,855

Regulated Electric		5.53%
Edison International	12,550	631,516
Great Plains Energy Inc.	33,950	787,300
Westar Energy Inc.	33,150	1,099,917
		2,518,733

Water Utilities		2.44%
American Water Works Co. Inc.	26,750	1,108,520

Total Utilities
(Cost $3,522,468)		5,409,372

Total Common Stocks
(Cost $33,155,194)		43,198,200

MONEY MARKET MUTUAL FUNDS		5.31%
Bank of New York Cash Reserve (7 Day Yield 0.050%)	284	284
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	2,420,357	2,420,357

Total Money Market Mutual Funds
(Cost $2,420,641)		2,420,641

Total Investments
(Cost $35,575,835)	100.18%	45,618,841

Liabilities in Excess of Other Assets	(0.18%)	(83,924)

Net Assets	100.00%	$45,534,917

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP OPPORTUNITY FUND AS OF MARCH 31, 2013 (Unaudited)
	Shares	Market Value
COMMON STOCKS		96.75%
Basic Materials		2.62%
Forestry & Paper		1.42%
KapStone Paper and Packaging Corp.	10,230	$284,394

Other Materials (Rubber & Plastic)		1.20%
Raven Industries Inc.	7,200	241,992

Total Basic Materials
(Cost $308,144)		526,386

Capital Goods		5.38%
Engineering & Construction		1.78%
EMCOR Group Inc.	8,450	358,195

Industrial Products		3.60%
Dynamic Materials Corp.	18,300	318,420
EnPro Industries Inc.**	7,880	403,220
		721,640

Total Capital Goods
(Cost $601,771)		1,079,835

Commercial Services		3.39%
Distributors & Wholesalers		1.69%
Central Garden & Pet Co. - Class A**	41,110	337,924

Environmental & Polluion Control		1.70%
Tetra Tech Inc.**	11,200	341,488

Total Commercial Services
(Cost $739,729)		679,412

Communications		2.41%
Telecomm Equipment & Solutions		2.41%
Plantronics Inc.	10,930	482,997

Total Communications
(Cost $332,823)		482,997

Consumer Cyclical		17.02%
Apparel & Footwear Manufacturing		2.64%
G-III Apparel Group Ltd.**	5,000	200,550
Iconix Brand Group Inc.**	12,700	328,549
		529,099

Clothing & Accessories		7.93%
ANN Inc.**	12,520	363,330
The Cato Corp. - Class A	11,860	286,300
The Childrens Place Retail Stores Inc.**	4,257	190,799
Express Inc.**	23,760	423,166
Perry Ellis International Inc.	17,970	326,874
		1,590,469

General Merchandise		1.42%
Big Lots Inc.**	8,100	285,687

Recreation & Leisure		3.41%
Steiner Leisure Ltd. (Bahamas)**	8,210	397,036
WMS Industries Inc.**	11,400	287,394
		684,430

Restaurants		1.62%
CEC Entertainment Inc.	9,920	$324,880

Total Consumer Cyclical
(Cost $2,613,072)		3,414,565

Consumer Staples		6.67%
Consumer Products		1.65%
Elizabeth Arden Inc.**	8,200	330,050

Food & Agricultural Products		2.10%
Calavo Growers Inc.	6,550	188,509
Cott Corp. (Canada)	23,100	233,772
		422,281

Tobacco		2.92%
Schweitzer-Mauduit International Inc.	15,140	586,372

Total Consumer Staples
(Cost $745,077)		1,338,703

Energy		3.42%
Oil Services		3.42%
Gulfmark Offshore Inc. Class A	6,140	239,214
Hornbeck Offshore Services Inc.**	5,590	259,711
Newpark Resources Inc.**	20,170	187,178
		686,103

Total Energy
(Cost $541,799)		686,103

Interest Rate Sensitive		20.81%
Life & Health Insurance		5.79%
American Equity Investment Life Holding Co.	23,600	351,404
National Financial Partners Corp.**	14,430	323,665
StanCorp Financial Group Inc.	11,400	487,464
		1,162,533

Other Banks		8.96%
Associated Banc-Corp.	16,420	249,420
Berkshire Hills Bancorp Inc.	9,250	236,245
First Citizens BancShares Inc. Class A	1,700	310,590
NBT Bancorp Inc.	19,780	438,127
PacWest Bancorp	8,560	249,182
Southside Bancshares Inc.	14,900	313,049
		1,796,613

Property Casualty Insurance		4.30%
Allied World Assurance Co. Holdings AG (Switzerland)	2,230	206,766
Amtrust Financial Services Inc.	6,200	214,830
Horace Mann Educators Corp.	21,150	440,977
		862,573

Specialty Finance		1.76%
Cash America International Inc.	6,720	352,598

Total Interest Rate Sensitive
(Cost $3,526,761)		4,174,317

Medical/Healthcare		12.52%
Healthcare Services		8.57%
LifePoint Hospitals Inc.**	10,450	$506,407
PAREXEL International Corp.**	12,060	476,491
PharMerica Corp.**	13,890	194,460
U.S. Physical Therapy Inc.	20,180	541,833
		1,719,191

Medical Products & Supplies		1.94%
Orthofix International N.V. (Netherlands)**	10,840	388,831

Pharmaceuticals		2.01%
Impax Laboratories Inc.**	9,690	149,613
Myriad Genetics Inc.**	9,940	252,476
		402,089

Total Medical/Healthcare
(Cost $1,869,811)		2,510,111

Real Estate Investment Trusts (REITs)		4.74%
Hotels		1.39%
Chesapeake Lodging Trust	12,120	278,033

Multi-Family		2.18%
Associated Estates Realty Corp.	23,520	438,413

Retail Properties		1.17%
Retail Opportunity Investments Corp.	16,700	233,967

Total Real Estate Investment Trusts (REITs)
(Cost $613,532)		950,413

Technology		13.55%
Computer Software		5.80%
Keynote Systems Inc.	19,720	275,291
Monotype Imaging Holdings Inc.	24,200	574,750
PTC Inc.**	12,270	312,763
		1,162,804

Electronic Equipment		2.18%
Belden Inc.	6,530	337,274
MTS Systems Corp.	1,700	98,855
		436,129

Semiconductors		3.71%
Cypress Semiconductor Corp.	20,180	222,586
Fairchild Semiconductor International Inc.**	20,530	290,294
Microsemi Corp.**	10,000	231,700
		744,580

Technology Resellers & Distributors		1.86%
SYNNEX Corp.**	5,400	199,800
Tech Data Corp.**	3,800	173,318
		373,118

Total Technology
(Cost $2,215,274)		2,716,631

Transportation		1.91%
Trucking, Shipping & Air Freight		1.91%
Marten Transport Ltd.	18,980	382,067

Total Transportation
(Cost $358,483)		382,067

Utilities		2.31%
Regulated Electric		2.31%
El Paso Electric Co.	5,900	$198,535
UNS Energy Corp.	5,400	264,276
		462,811

Total Utilities
(Cost $379,450)		462,811

Total Common Stocks
(Cost $14,845,726)		19,404,351

MONEY MARKET MUTUAL FUNDS		2.41%
Bank of New York Cash Reserve (7 Day Yield 0.050%)	40,970	40,970
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	443,354	443,354

Total Money Market Mutual Funds
(Cost $484,324)		484,324

Total Investments
(Cost $15,330,050)	99.16%	19,888,675

Other Assets in Excess of Liabilities	0.84%	168,195

Net Assets	100.00%	$20,056,870

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP VALUE FUND AS OF MARCH 31, 2013 (Unaudited)
	Shares	Market Value
COMMON STOCKS		98.25%
Basic Materials		5.06%
Chemicals		2.99%
Compass Minerals International Inc.	75,630	$5,967,207
Innophos Holdings Inc.	57,400	3,131,744
		9,098,951

Forestry & Paper		1.80%
Buckeye Technologies Inc.	182,399	5,462,850

Specialty Chemicals		0.27%
Cabot Corp.	24,136	825,451

Total Basic Materials
(Cost $12,534,658)		15,387,252

Capital Goods		5.59%
Aerospace & Defense		1.72%
Huntington Ingalls Industries Inc.	98,000	5,226,340

Aerospace & Defense Suppliers		1.95%
Cubic Corp.	82,578	3,527,732
Curtiss-Wright Corp.	69,361	2,406,827
		5,934,559

Electrical Equipment		1.92%
Actuant Corp. - Class A	191,300	5,857,606

Total Capital Goods
(Cost $16,223,987)		17,018,505

Commercial Services		5.06%
Business Products & Services		5.06%
The Brink's Co.	219,900	6,214,374
MAXIMUS Inc.	114,800	9,180,556
		15,394,930

Total Commercial Services
(Cost $9,310,765)		15,394,930

Communications		3.16%
Telecomm Equipment & Solutions		3.16%
Plantronics Inc.	217,693	9,619,854

Total Communications
(Cost $7,194,230)		9,619,854

Consumer Cyclical		11.30%
Clothing & Accessories		3.98%
Brown Shoe Co. Inc.	172,100	2,753,600
The Cato Corp. - Class A	68,800	1,660,832
The Finish Line Inc. - Class A	232,100	4,546,839
Stage Stores Inc.	121,460	3,143,385
		12,104,656

Consumer Durables		1.24%
The Toro Co.	81,800	3,766,072

Other Consumer Services		1.25%
Regis Corp.	210,100	3,821,719

Restaurants		4.83%
Bob Evans Farms Inc.	131,111	5,587,951
CEC Entertainment Inc.	137,000	4,486,750
Texas Roadhouse Inc.	229,465	4,632,898
		14,707,599

Total Consumer Cyclical
(Cost $25,379,622)		34,400,046

Consumer Staples		6.17%
Food & Agricultural Products		1.81%
Sensient Technologies Corp.	141,200	5,519,508

Grocery & Convenience		1.65%
Casey's General Stores Inc.	86,100	$5,019,630

Tobacco		2.71%
Schweitzer-Mauduit International Inc.	212,795	8,241,550

Total Consumer Staples
(Cost $14,897,840)		18,780,688

Energy		7.30%
Exploration & Production		1.82%
Berry Petroleum Co. - Class A	119,500	5,531,655

Oil Services		5.48%
Bristow Group Inc.	107,600	7,095,144
Gulfmark Offshore Inc. Class A	81,300	3,167,448
Tidewater Inc.	127,401	6,433,750
		16,696,342

Total Energy
(Cost $18,115,063)		22,227,997

Interest Rate Sensitive		28.24%
Life & Health Insurance		5.81%
American Equity Investment Life Holding Co.	403,550	6,008,860
Primerica Inc.	76,300	2,501,114
Protective Life Corp.	136,260	4,878,108
StanCorp Financial Group Inc.	100,400	4,293,104
		17,681,186

Other Banks		10.25%
Bank of the Ozarks Inc.	105,200	4,665,620
Community Bank System Inc.	121,200	3,591,156
FirstMerit Corp.	286,900	4,742,457
Fulton Financial Corp.	487,900	5,708,430
Trustmark Corp.	143,400	3,586,434
Westamerica Bancorp	123,320	5,590,096
Wintrust Financial Corp.	89,212	3,304,412
		31,188,605

Property Casualty Insurance		5.65%
Aspen Insurance Holdings Ltd. (Bermuda)	145,800	5,624,964
Endurance Specialty Holdings Ltd. (Bermuda)	162,600	7,773,906
Montpelier Re Holdings Ltd. (Bermuda)	145,800	3,798,090
		17,196,960

Specialty Finance		2.20%
Cash America International Inc.	127,160	6,672,085

Thrifts		4.33%
Hatteras Financial Corp.	117,100	3,212,053
Iberiabank Corp.	71,700	3,586,434
Washington Federa Inc.	162,600	2,845,500
Webster Financial Corp.	145,800	3,537,108
		13,181,095

Total Interest Rate Sensitive
(Cost $65,031,997)		85,919,931

Medical/Healthcare		8.08%
Healthcare Services		1.37%
Owens & Minor Inc.	127,676	4,157,131

Medical Products & Supplies		4.90%
Meridian Bioscience Inc.	135,799	3,098,933
West Pharmaceutical Services Inc.	181,800	11,806,092
		14,905,025

Pharmaceuticals		1.81%
Questcor Pharmaceuticals Inc.	169,700	5,522,038

Total Medical/Healthcare
(Cost $17,248,714)		24,584,194

Real Estate Investment Trusts (REITs)		6.66%
Diversified & Specialty		2.55%
CubeSmart	234,300	$3,701,940
DuPont Fabros Technology Inc.	167,300	4,060,371
		7,762,311

Healthcare		1.28%
LTC Properties Inc.	95,585	3,893,177

Office Properties		2.83%
Brandywine Realty Trust	356,200	5,289,570
Government Properties Income Trust	128,600	3,308,878
		8,598,448

Total Real Estate Investment Trusts (REITs)
(Cost $16,076,714)		20,253,936

Technology		6.42%
Computer Software		1.90%
Blackbaud Inc.	140,588	4,165,623
NICE Systems Ltd. - ADR (Israel)**	43,500	1,602,105
		5,767,728

Electronic Equipment		2.51%
Belden Inc.	96,816	5,000,546
CTS Corp.	252,800	2,639,232
		7,639,778

Semiconductors		2.01%
Cypress Semiconductor Corp.	197,743	2,181,105
Intersil Corp. - Class A	453,233	3,947,660
		6,128,765

Total Technology
(Cost $16,025,889)		19,536,271

Utilities		5.21%
Regulated Electric		5.21%
El Paso Electric Co.	126,700	4,263,455
Portland General Electric Co.	212,730	6,452,101
UNS Energy Corp.	105,200	5,148,488
		15,864,044

Total Utilities
(Cost $12,991,603)		15,864,044

Total Common Stocks
(Cost $231,031,082)		298,987,648

Total Investments
(Cost $231,031,082)	98.25%	298,987,648

Other Assets in Excess of Liabilities	1.75%	5,320,274

Net Assets	100.00%	$304,307,922

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE MICRO-CAP OPPORTUNITY FUND AS OF MARCH 31, 2013 (Unaudited)
	Shares	Market Value
COMMON STOCKS		96.08%
Basic Materials		4.78%
Forestry & Paper		1.26%
Neenah Paper Inc.	1,779	$54,722
P.H. Glatfelter Co.	3,795	88,727
		143,449

Non-Ferrous Metals		0.51%
Horsehead Holding Corp.**	5,358	58,295

Other Materials (Rubber & Plastic)		1.43%
AEP Industries Inc.**	1,269	91,127
Intertape Polymer Group Inc. (Canada)	3,366	36,555
Myers Industries Inc.	2,508	35,011
		162,693

Precious Metals		0.47%
Endeavour Silver Corp. (Canada)**	8,557	53,225

Specialty Chemicals		0.39%
American Pacific Corp.**	1,932	44,648

Steel		0.72%
Handy & Harman Ltd.**	5,322	81,906

Total Basic Materials
(Cost $490,057)		544,216

Capital Goods		6.03%
Aerospace & Defense Suppliers		0.37%
Sparton Corp.**	3,147	42,170

Engineering & Construction		1.32%
Argan Inc.	3,734	55,674
Michael Baker Corp.	3,850	94,325
		149,999

Farm Equipment		0.56%
Alamo Group Inc.	1,660	63,495

Industrial Products		3.38%
DXP Enterprises Inc.**	434	32,419
Hardinge Inc.	4,438	60,490
LB Foster Co. - Class A	983	43,537
Lydall Inc.**	5,043	77,410
Material Sciences Corp.**	4,585	49,518
Northwest Pipe Co.**	1,609	45,020
Standex International Corp.	1,390	76,756
		385,150

Transportation Equipment & Parts		0.40%
FreightCar America Inc.	2,083	45,451

Total Capital Goods
(Cost $653,501)		686,265

Commercial Services		7.55%
Business Products & Services		5.23%
Asta Funding Inc.	7,675	73,680
Barrett Business Services Inc.	1,792	94,367
CBIZ Inc.**	7,535	48,073
CDI Corp.	5,358	92,158
Electro Rent Corp.	3,312	61,404
Gentiva Health Services Inc.**	7,198	77,882
Omnicell Inc.**	1,970	37,194
TASER International Inc.**	6,600	52,470
VSE Corp.	2,289	57,202
		594,430

Educational Services		0.37%
Capella Education Co.**	1,366	42,537

Environmental & Pollution Control		0.77%
Ceco Environmental Corp.	6,792	87,821

IT Services		1.18%
ManTech International Corp.	3,424	$92,003
NCI Inc. - Class A**	8,680	42,011
		134,014

Total Commercial Services
(Cost $812,022)		858,802

Communications		2.90%
Networking		0.47%
Extreme Networks Inc.**	15,920	53,650

Telecomm Equipment & Solutions		2.43%
Anaren Inc.**	4,800	93,072
Globecomm Systems Inc.**	3,391	40,726
Ituran Location and Control Ltd. (Israel)	3,409	53,351
Preformed Line Products Co.	629	44,011
Symmetricom Inc.**	9,809	44,533
		275,693

Total Communications
(Cost $342,221)		329,343

Consumer Cyclical		14.80%
Apparel & Footwear Manufacturing		0.63%
Unifi Inc.**	3,721	71,071

Cable, Satellite & Telecomm Services		3.49%
Consolidated Communications Holdings Inc.	2,593	45,507
FairPoint Communications Inc.**	10,084	75,328
HickoryTech Corp.	5,701	57,865
IDT Corp. - Class B	8,971	108,190
Premiere Global Services Inc.**	4,599	50,543
USA Mobility Inc.	4,524	60,034
		397,467

Homebuilders & Suppliers		0.47%
Beazer Homes USA Inc.**	3,383	53,590

Motor Vehicle Parts		0.73%
Stoneridge Inc.**	10,898	83,152

Motor Vehicles		0.98%
America's Car-Mart Inc.**	987	46,132
Lithia Motors Inc. - Class A	1,375	65,285
		111,417

Other Consumer Services		0.49%
Bluegreen Corp.**	5,649	55,586

Publishing & Media		0.90%
Gray Television Inc.**	12,906	60,529
LIN TV Corp. - Class A**	3,853	42,345
		102,874

Recreation & Leisure		2.04%
Rick's Cabaret International Inc.**	6,472	57,212
Smith & Wesson Holding Corp.**	5,243	47,187
Sturm Ruger & Co. Inc.	810	41,091
Town Sports International Holdings Inc.	3,789	35,844
Viad Corp.	1,825	50,480
		231,814

Restaurants		3.35%
AFC Enterprises Inc.**	2,177	79,090
Denny's Corp.**	16,367	94,438
Kona Grill Inc.**	8,783	80,189
Red Robin Gourmet Burgers Inc.**	1,199	54,674
Ruth's Hospitality Group Inc.**	7,589	72,399
		380,790

Specialty Retail		1.72%
1-800-Flowers.com Inc. - Class A**	17,733	$88,133
CSS Industries Inc.	2,393	62,146
Movado Group Inc.	1,351	45,286
		195,565

Total Consumer Cyclical
(Cost $1,555,085)		1,683,326

Consumer Staples		3.90%
Consumer Products		1.92%
Obagi Medical Products Inc.**	6,862	135,525
Prestige Brands Holdings Inc.**	3,203	82,285
		217,810

Food & Agricultural Products		1.42%
John B Sanfilippo & Son Inc.	3,421	68,352
Seneca Foods Corp. - Class A**	2,825	93,281
		161,633

Grocery & Convenience		0.56%
The Pantry Inc.**	5,130	63,971

Total Consumer Staples
(Cost $388,697)		443,414

Energy		6.95%
Alternative Energy		1.47%
EnerNOC Inc.**	2,470	42,904
Green Plains Renewable Energy Inc.**	3,662	41,893
Headwaters Inc.**	7,514	81,903
		166,700

Exploration & Production		0.76%
Panhandle Oil and Gas Inc. - Class A	1,706	48,877
Vaalco Energy Inc.**	4,955	37,608
		86,485

Oil Services		3.71%
Basic Energy Services Inc.**	2,614	35,733
Bolt Technology Corp.	3,272	57,129
Dawson Geophysical Co.**	2,183	65,490
Natural Gas Services Group Inc.**	4,988	96,069
PHI Inc.**	2,969	101,569
TGC Industries Inc.	1,975	19,553
Willbros Group Inc. (Panama)**	4,677	45,928
		421,471

Pipelines		0.56%
Crosstex Energy Inc.	3,306	63,674

Refining & Marketing		0.45%
REX American Resources Corp.**	2,338	51,717

Total Energy
(Cost $721,695)		790,047

Interest Rate Sensitive		21.91%
Life & Health Insurance		0.87%
National Western Life Insurance Co. - Class A	563	99,088

Other Banks		8.68%
Ameris Bancorp**	3,088	$44,313
Banner Corp.	2,844	90,524
Capital City Bank Group Inc.**	3,628	44,806
Cardinal Financial Corp.	5,082	92,391
First Community Bancshares Inc.	4,311	68,329
First Merchants Corp.	3,507	54,253
Hanmi Financial Corp.**	5,483	87,728
Heartland Financial USA Inc.	1,809	45,713
Peoples Bancorp Inc.	3,381	75,701
Pinnacle Financial Partners Inc.**	2,283	53,331
Provident New York Bancorp	6,773	61,431
Southwest Bancorp Inc.**	3,475	43,646
Taylor Capital Group Inc.**	4,193	67,046
United Community Banks Inc.**	6,127	69,480
Wilshire Bancorp Inc.**	13,170	89,293
		987,985

Property Casualty Insurance		1.80%
American Safety Insurance Holdings Ltd. (Bermuda)**	2,584	64,497
Baldwin & Lyons Inc. - Class B	1,681	39,991
Homeowners Choice Inc.	1,534	41,801
Stewart Information Services Corp.	2,293	58,403
		204,692

Regional Banks		1.22%
Access National Corp.	4,630	75,932
Horizon Bancorp	3,092	62,489
		138,421

Securities & Asset Management		0.46%
Capital Southwest Corp.	457	52,555

Specialty Finance		3.72%
Arbor Realty Trust Inc.	6,714	52,638
Consumer Portfolio Services Inc.**	8,646	101,245
Federal Agricultural Mortgage Corp. - Class C	2,282	70,263
MCG Capital Corp.	18,431	88,100
Medallion Financial Corp.	4,284	56,634
NewStar Financial Inc.**	4,136	54,719
		423,599

Thrifts		5.16%
Dime Community Bancshares Inc.	3,786	54,367
ESSA Bancorp Inc.	8,496	92,097
First Defiance Financial Corp.	4,070	94,912
First Financial Holdings Inc.	4,125	86,460
Home Federal Bancorp Inc.	4,857	62,170
New York Mortgage Trust Inc.	7,523	56,724
Provident Financial Holdings Inc.	4,512	76,749
Westfield Financial Inc.	8,103	63,041
		586,520

Total Interest Rate Sensitive
(Cost $2,309,583)		2,492,860

Medical/Healthcare		11.84%
Healthcare Services		1.48%
Capital Senior Living Corp.**	2,915	77,044
Five Star Quality Care Inc.**	13,589	90,910
		167,954

Medical Products & Supplies		2.76%
AMAG Pharmaceuticals Inc.**	3,812	90,916
Atrion Corp.	277	53,181
Kewaunee Scientific Corp.	6,038	78,343
Rochester Medical Corp.**	3,441	50,307
Trinity Biotech PLC - ADR (Ireland)	2,470	41,694
		314,441

Medical Technology		1.09%
BioDelivery Sciences International Inc.**	10,935	$46,036
Cynosure Inc.**	2,992	78,301
		124,337

Pharmaceuticals		6.51%
Array BioPharma Inc.**	10,297	50,661
Cambrex Corp.**	5,421	69,335
Curis Inc.**	15,948	52,309
Emergent Biosolutions Inc.**	4,558	63,721
Hi-Tech Pharmacal Co. Inc.	1,309	43,341
Neurocrine Biosciences Inc.**	6,237	75,717
Pozen Inc.**	9,284	48,927
QLT Inc. (Canada)**	4,386	38,772
Santarus Inc.**	5,118	88,695
SciClone Pharmaceuticals Inc.**	13,962	64,225
SIGA Technologies Inc.**	14,560	52,125
Spectrum Pharmaceuticals Inc.	1,742	12,995
Threshold Pharmaceuticals Inc.**	9,593	44,224
XenoPort Inc.**	4,884	34,921
		739,968

Total Medical/Healthcare
(Cost $1,259,261)		1,346,700

Real Estate Investment Trusts (REITs)		2.16%
Diversified & Specialty		0.70%
Winthrop Realty Trust	6,287	79,091

Multi-Family		0.73%
Associated Estates Realty Corp.	4,471	83,340

Retail Properties		0.73%
Agree Realty Corp.	2,764	83,196

Total Real Estate Investment Trusts (REITs)
(Cost $222,104)		245,627

Technology		11.33%
Computer Software		5.54%
Avid Technology Inc.**	5,015	31,444
IntraLinks Holdings Inc.**	10,159	64,611
Lionbridge Technologies Inc.**	21,785	84,308
Monotype Imaging Holdings Inc.	3,278	77,852
PDF Solutions Inc.**	5,241	83,961
RealNetworks Inc.**	10,828	83,484
Reis Inc.**	5,879	91,359
SeaChange International Inc.**	4,202	49,962
Telenav Inc.**	9,895	63,823
		630,804

Electronic Equipment		3.86%
CalAmp Corp.**	8,151	89,416
Checkpoint Systems Inc.**	6,459	84,355
Measurement Specialties Inc.**	1,560	62,041
Mesa Laboratories Inc.	832	44,088
Methode Electronics Inc.	4,918	63,344
MTS Systems Corp.	1,038	60,360
Zygo Corp.**	2,362	34,981
		438,585

Semiconductor Cap Equipment		1.61%
ChipMOS Technologies Bermuda Ltd. (Taiwan) (Taiwan)	3,864	51,469
FormFactor Inc.**	8,783	41,280
Kopin Corp.**	11,236	41,573
Rudolph Technologies Inc.**	4,141	48,781
		183,103

Semiconductors		0.32%
IXYS Corp.	3,768	36,135

Total Technology
(Cost $1,246,956)		1,288,627

Transportation		1.39%
Airlines		0.45%
Hawaiian Holdings Inc.**	8,969	$51,661

Trucking, Shipping & Air Freight		0.94%
Saia Inc.**	2,945	106,521

Total Transportation
(Cost $140,219)		158,182

Utilities		0.54%
Gas Utilities		0.54%
Chesapeake Utilities Corp.	1,263	61,950

Total Utilities
(Cost $60,039)		61,950

Total Common Stocks
(Cost $10,201,440)		10,929,359

MONEY MARKET MUTUAL FUNDS		3.99%
Bank of New York Cash Reserve (7 Day Yield 0.050%)	18,590	18,590
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	434,549	434,549

Total Money Market Mutual Funds
(Cost $453,139)		453,139

Total Investments
(Cost $10,654,579)	100.07%	11,382,498

Liabilities in Excess of Other Assets	(0.07%)	(7,496)

Net Assets	100.00%	$11,375,002

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE INTERNATIONAL SMALL-CAP FUND AS OF MARCH 31, 2013 (Unaudited)
	Shares	Market Value
COMMON STOCKS		95.31%
Consumer Discretionary		22.16%
Diversified Consumer Services		3.87%
MegaStudy Co. Ltd. (South Korea)	102,599	$6,565,746
Slater & Gordon Ltd. (Australia)	3,978,540	10,728,405
		17,294,151

Internet & Catalog Retail		2.47%
Webjet Ltd. (Australia)	2,242,873	11,068,651

Media		8.38%
CTS Eventim AG (Germany)	272,448	9,237,361
Pico Far East Holdings Ltd. (Hong Kong)(a)	78,465,520	28,201,918
		37,439,279

Specialty Retail		5.60%
Bonjour Holdings Ltd. (Hong Kong)	66,655,469	10,647,633
Ports Design Ltd. (Hong Kong)	17,193,309	14,374,732
		25,022,365

Textiles, Apparel & Luxury Goods		1.84%
Xtep International Holdings Ltd. (Hong Kong)	21,240,736	8,236,290

Total Consumer Discretionary
(Cost $87,410,423)		99,060,736

Consumer Staples		3.07%
Food & Staples Retailing		3.07%
Eurocash S.A. (Poland)	128,315	2,093,934
Tsuruha Holdings Inc. (Japan)	119,619	11,652,480
		13,746,414

Total Consumer Staples
(Cost $10,560,649)		13,746,414

Financials		16.67%
Capital Markets		5.78%
Ashmore Group PLC (United Kingdom)	710,250	3,777,180
Azimut Holding S.p.A. (Italy)	862,320	13,949,749
ICAP PLC (United Kingdom)	1,838,900	8,114,150
		25,841,079

Diversified Financial Services		5.08%
IG Group Holdings PLC (United Kingdom)	2,796,726	22,692,351

Insurance		2.38%
Admiral Group PLC (United Kingdom)	526,250	10,650,859

Thrifts & Mortgage Finance		3.43%
Home Capital Group Inc. (Canada)	264,771	15,309,985

Total Financials
(Cost $67,578,214)		74,494,274

Health Care		5.03%
Health Care Providers & Services		0.97%
Synergy Health PLC (United Kingdom)	278,800	4,312,498

Life Sciences Tools & Services		2.28%
EPS Co. Ltd. (Japan)	6,874	10,201,283

Pharmaceuticals		1.78%
China Medical System Holdings Ltd. (Cayman Islands)	7,841,630	7,960,276

Total Health Care
(Cost $17,681,485)		$22,474,057

Industrials		35.76%
Commercial Services & Supplies		14.81%
Aeon Delight Co. Ltd. (Japan)	690,465	15,241,794
Credit Corp. Group Ltd. (Australia)(a)	2,588,073	24,062,440
Mears Group PLC (United Kingdom)	1,492,615	7,750,766
Mitie Group PLC (United Kingdom)	1,381,129	5,892,772
Prestige International Inc. (Japan)(a)	807,890	8,565,084
Serco Group PLC (United Kingdom)	489,270	4,661,272
		66,174,128

Construction & Engineering		12.18%
Cardno Ltd. (Australia)	4,097,753	29,309,890
Decmil Group Ltd. (Australia)	4,628,247	11,323,901
Monadelphous Group Ltd. (Australia)	493,200	11,656,297
Morgan Sindall Group PLC (United Kingdom)	256,438	2,162,538
		54,452,626

Machinery		3.10%
Andritz AG (Austria)	180,986	12,142,756
Duro Felguera S.A. (Spain)	247,059	1,687,977
		13,830,733

Professional Services		3.68%
ITE Group PLC (United Kingdom)	2,966,636	12,301,444
SAI Global Ltd. (Australia)	1,184,524	4,156,095
		16,457,539

Trading Companies & Distributors		1.99%
Indutrade AB (Sweden)	254,011	8,906,786

Total Industrials
(Cost $129,072,432)		159,821,812

Information Technology		12.62%
Electronic Equipment & Instruments		2.24%
Diploma PLC (United Kingdom)	1,176,865	10,022,835

Internet Software & Services		7.43%
DeNA Co. Ltd. (Japan)	771,365	20,977,260
Gree Inc. (Japan)	196,115	2,462,505
SMS Co. Ltd. (Japan)**	661,274	9,743,316
		33,183,081

IT Services		2.95%
GMO Payment Gateway Inc. (Japan)	113,526	2,636,297
Wirecard AG (Germany)	381,918	10,550,086
		13,186,383

Total Information Technology
(Cost $46,932,171)		56,392,299

Total Common Stocks
(Cost $359,235,374)		425,989,592

MONEY MARKET MUTUAL FUNDS		5.74%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	25,640,264	25,640,264

Total Money Market Mutual Funds
(Cost $25,640,264)		25,640,264

Total Investments
(Cost $384,875,638)	101.05%	$451,629,856

Liabilities in Excess of Other Assets	(1.05%)	(4,704,468)

Net Assets	100.00%	$446,925,388

Westcore International Small-Cap Fund
Country Breakdown as of March 31, 2013 (Unaudited)
Country	Market Value	%
Australia	$102,305,679	22.88%
United Kingdom	92,338,665	20.66%
Japan	81,480,019	18.23%
Hong Kong	61,460,573	13.75%
United States	25,640,264	5.74%
Germany	19,787,447	4.43%
Canada	15,309,985	3.43%
Italy	13,949,749	3.12%
Austria	12,142,756	2.72%
Sweden	8,906,786	1.99%
Cayman Islands	7,960,276	1.78%
South Korea	6,565,746	1.47%
Poland	2,093,934	0.47%
Spain	1,687,977	0.38%
Total Investments	451,629,856	101.05%
Liabilities in Excess of Other Assets	(4,704,468)	(1.05%)
Net Assets	$446,925,388	100.00%

Please note the country breakdown is based on the company headquarters.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.
(a)	The Fund holds more than 5% of the outstanding voting securities of the Issuer and therefore would be deemed to be an affiliate for purposes of the 1940 Act.

See Notes to Quarterly Statements of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS (UNAUDITED)

						Unrealized
Contract	Contracted	Purchase/Sale	Expiration	Value On	Current	Appreciation/
Description	Amount	Contract	Date	Settlement Date	Value	(Depreciation)
GBP	2,075,752	Purchase	06/25/2013	$3,138,178	$3,152,547	$14,369
ILS	16,514,003	Purchase	06/25/2013	4,469,466	4,526,213	56,747
JPY	4,248,999,426	Purchase	06/25/2013	44,856,109	45,165,907	309,798
NZD	3,793,046	Purchase	06/25/2013	3,107,264	3,154,774	47,510
PLN	7,076,572	Sale	06/25/2013	2,174,908	2,157,874	17,034
SGD	14,391,322	Purchase	06/25/2013	11,506,154	11,605,220	99,066
						$544,524

AUD	58,840,319	Sale	06/25/2013	$60,570,224	$60,849,761	$(279,537)
CAD	14,217,263	Sale	06/25/2013	13,799,296	13,967,154	(167,858)
CHF	16,390,288	Purchase	06/25/2013	17,356,526	17,286,005	(70,521)
DKK	50,762,317	Purchase	06/25/2013	8,791,899	8,738,738	(53,161)
EUR	38,988,071	Purchase	06/25/2013	50,256,170	50,009,348	(246,822)
HKD	408,887,689	Sale	06/25/2013	52,684,787	52,696,892	(12,105)
KRW	7,818,043,800	Sale	06/25/2013	6,979,462	6,993,878	(14,416)
NOK	60,903,865	Purchase	06/25/2013	10,409,707	10,390,847	(18,860)
SEK	46,338,682	Purchase	06/25/2013	7,162,015	7,097,449	(64,566)
						$(927,846)

WESTCORE FLEXIBLE INCOME FUND AS OF MARCH 31, 2013 (Unaudited)
	Shares	Market Value
CONVERTIBLE PREFERRED STOCKS		1.87%
Utilities		1.87%
Utilities		1.87%
AES Trust III,
6.750%, 10/15/2029	26,100	$1,313,613

Total Utilities
(Cost $1,140,080)		1,313,613

Total Convertible Preferred Stocks
(Cost $1,140,080)		1,313,613

NONCONVERTIBLE PREFERRED STOCKS		6.17%
Financials		6.17%
Real Estate Investment Trusts (REITs)		6.17%
Diversified (REITs)		1.72%
Cousins Properties Inc.,
7.500%	17,000	431,715
National Retail Properties Inc.,
6.625%	29,000	769,950
		1,201,665

Hotels (REITs)		0.70%
Hersha Hospitality Trust,
8.000%	18,600	488,808

Storage (REITs)		1.34%
Public Storage,
6.350%	35,150	941,668

Warehouse-Industrial (REITs)		2.41%
CenterPoint Properties Trust,
5.377%(1)(2)	3,015	1,688,400

Total Financials
(Cost $4,862,496)		4,320,541

Total Nonconvertible Preferred Stocks
(Cost $4,862,496)		4,320,541

	Principal Amount	Market Value
CORPORATE BONDS		86.98%
Financials		9.48%
Financial Services		0.43%
Emigrant Capital Trust II - 144A,
2.823%, 4/14/2034(2)(3)	$500,000	300,148

Insurance		1.75%
Zurich Reinsurance Inc.,
7.125%, 10/15/2023	1,000,000	1,225,347

Savings & Loans		0.90%
Washington Mutual Bank,
5.550%, 6/16/2010**(4)	2,000,000	630,000

Real Estate Investment Trusts (REITs)		6.40%
Data Center (REITs)		0.77%
DuPont Fabros Technology LP,
8.500%, 12/15/2017	500,000	540,000

Healthcare (REITs)		2.37%
Omega Healthcare Investors Inc.,
6.750%, 10/15/2022	1,500,000	1,661,250

Hotels (REITs)		0.79%
Host Hotels & Resorts LP,
5.875%, 6/15/2019	$500,000	$551,875

Timber (REITs)		2.47%
Potlatch Corp.,
7.500%, 11/1/2019	1,500,000	1,732,500

Total Financials
(Cost $7,115,913)		6,641,120

Industrials		72.97%
Aerospace & Defense		1.98%
BE Aerospace Inc.,
6.875%, 10/1/2020	1,250,000	1,389,062

Airlines		0.14%
Atlas Air Inc.,
Pass-Through Certificates, Series 1999-1, Class A-1, 7.200%, 1/2/2019(5)	40,665	41,478
Continental Airlines Inc.,
Pass-Through Certificates, Series 1999-1, Class B, 6.795%, 8/2/2018(5)	50,914	53,206
		94,684

Autos		3.49%
Goodyear Tire & Rubber Co.,
8.750%, 8/15/2020	1,644,000	1,890,600
Tenneco Inc.,
7.750%, 8/15/2018	500,000	552,500
		2,443,100

Broadcasting		1.94%
Entravision Communications Corp.,
8.750%, 8/1/2017	500,000	543,750
Sinclair Television Group Inc. - 144A,
9.250%, 11/1/2017(3)	750,000	816,563
		1,360,313

Building Materials		2.38%
USG Corp. - 144A,
8.375%, 10/15/2018(3)	1,500,000	1,665,000

Cable		1.50%
Virgin Media/Secured Finance PLC (Great Britain),
5.250%, 1/15/2021	1,000,000	1,049,473

Chemicals		1.17%
Polymer Group Inc.,
7.750%, 2/1/2019	750,000	821,250

Commercial Services		3.11%
Corrections Corp. of America,
7.750%, 6/1/2017	500,000	525,325
Iron Mountain Inc.,
8.375%, 8/15/2021	1,500,000	1,655,625
		2,180,950

Consumer Products		1.92%
Jarden Corp.,
6.125%, 11/15/2022	1,250,000	1,345,313

Consumer Services		1.97%
Service Corp. International:
6.750%, 4/1/2016	500,000	562,500
7.000%, 5/15/2019	750,000	817,500
		1,380,000

Energy-Non Utility		15.75%
Denbury Resources Inc.,
6.375%, 8/15/2021	$1,500,000	$1,642,500
Enterprise Products Operating LLC,
Series B, 7.034%, 1/15/2068(2)	750,000	870,898
Forest Oil Corp.,
7.250%, 6/15/2019	1,500,000	1,507,500
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.,
6.750%, 11/1/2020	1,500,000	1,646,250
Plains Exploration & Production Co.,
6.125%, 6/15/2019	1,500,000	1,650,000
Range Resources Corp.:
5.750%, 6/1/2021	1,000,000	1,077,500
5.000%, 8/15/2022	1,000,000	1,025,000
Tesoro Corp.:
9.750%, 6/1/2019	500,000	566,250
5.375%, 10/1/2022	1,000,000	1,047,500
		11,033,398

Healthcare		3.52%
DaVita Inc.,
6.625%, 11/1/2020	1,250,000	1,360,156
HCA Inc.,
7.875%, 2/15/2020	1,000,000	1,107,500
		2,467,656

Leasing		0.91%
Aviation Capital Group Corp. - 144A,
6.750%, 4/6/2021(3)	575,000	640,793

Leisure		7.42%
Harrah's Operating Co. Inc.:
10.000%, 12/15/2018	336,000	224,280
10.000%, 12/15/2018	1,028,000	706,750
Penn National Gaming Inc.,
8.750%, 8/15/2019	950,000	1,078,250
Royal Caribbean Cruises Ltd.,
5.250%, 11/15/2022	750,000	763,125
Speedway Motorsports Inc.,
6.750%, 2/1/2019	753,000	807,592
Vail Resorts Inc.,
6.500%, 5/1/2019	1,500,000	1,617,188
		5,197,185

Metals & Mining		0.75%
FMG Resources August 2006 Pty Ltd. - 144A (Australia),
6.875%, 2/1/2018(3)	500,000	527,500

Other Industrials		3.62%
AmeriGas Finance LLC / AmeriGas Finance Corp.,
6.750%, 5/20/2020	1,500,000	1,638,750
Mueller Water Products Inc.,
8.750%, 9/1/2020	784,000	895,720
		2,534,470

Packaging & Containers		4.83%
Ball Corp.,
5.750%, 5/15/2021	1,525,000	1,654,625
Crown Americas LLC / Crown Americas Capital Corp. III,
6.250%, 2/1/2021	1,575,000	1,728,562
		3,383,187

Paper & Forestry		1.28%
West Fraser Timber Co. Ltd. - 144A (Canada),
5.200%, 10/15/2014(3)	850,000	894,625

Retail		3.67%
Limited Brands Inc.,
7.000%, 5/1/2020	1,250,000	1,456,250
Sally Holdings LLC / Sally Capital Inc.,
6.875%, 11/15/2019	$1,000,000	$1,112,500
Winn-Dixie Stores Inc.,
Series Escrow Units, 4/1/2099**(1)(4)	2,150,000	0
		2,568,750

Technology		1.56%
Amkor Technology Inc.,
7.375%, 5/1/2018	500,000	526,250
Fidelity National Information Services Inc.,
7.875%, 7/15/2020	500,000	566,250
		1,092,500

Telecomm & Related		5.72%
Frontier Communications Corp.,
8.500%, 4/15/2020	1,750,000	1,990,625
Tuckahoe Credit Lease Trust - 144A,
9.310%, 10/20/2025(1)(3)	1,790,033	2,013,000
		4,003,625

Textiles, Apparel & Luxury Goods		2.34%
Hanesbrands Inc.,
6.375%, 12/15/2020	1,500,000	1,640,625

Transportation		2.00%
Gulfmark Offshore Inc.,
6.375%, 3/15/2022	1,340,000	1,400,300

Total Industrials
(Cost $48,190,811)		51,113,759

Utilities		4.53%
Utilities		4.53%
Calpine Corp Escrow,
8.750%, 7/15/2013**(1)(4)	200,000	0
Calpine Corp. - 144A,
7.500%, 2/15/2021(3)	1,774,000	1,955,835
Indianapolis Power & Light Co. - 144A,
6.300%, 7/1/2013(3)	100,000	101,363
NRG Energy Inc.,
7.875%, 5/15/2021	1,000,000	1,117,500
		3,174,698

Total Utilities
(Cost $3,044,431)		3,174,698

Total Corporate Bonds
(Cost $58,351,155)		60,929,577

COMMERCIAL MORTGAGE-BACKED SECURITIES & RESIDENTIAL MORTGAGE-BACKED SECURITIES		2.92%
Commercial Mortgage-Backed Securities		2.63%
Advertising		2.63%
Adams Outdoor Advertising LP - 144A,
10.756%, 12/20/2017(3)(5)	700,000	769,721
GTP Towers Issuer LLC - 144A,
8.112%, 2/15/2015(3)(5)	1,000,000	1,068,547
		1,838,268

Total Commercial Mortgage-Backed Securities
(Cost $1,700,000)		1,838,268

Residential Mortgage-Backed Securities		0.29%
		0.29%
Residential Funding Mortgage Securities II Home Loan Trust,
Series 2002-HS2, Class M1, 6.180%, 1/25/2032(6)	$199,803	$202,719

Total Residential Mortgage-Backed Securities
(Cost $200,350)		202,719

Total Commercial Mortgage-Backed Securities & Residential Mortgage-Backed Securities
(Cost $1,900,350)		2,040,987

Total Investments
(Cost $66,254,081)	97.94%	68,604,718

Other Assets in Excess of Liabilities	2.06%	1,445,678

Net Assets	100.00%	$70,050,396

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

(1)	This security has been valued in good faith by management under the direction of the Board of Trustees. As of March 31, 2013 these securities represented 5.28% of the Fund's net assets.
(2)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(3)

This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

							Market Value
			Maturity			Market	as Percentage
	Issuer Description	Coupon	Date	Acquisition Date	Cost	Value	of Net Assets
	Adams Outdoor Advertising LP	10.756%	12/20/2017	12/3/2010	$ 700,000	$ 769,721	1.10%
	Aviation Capital Group Corp.	6.750%	4/6/2021	12/7/2011	550,302	640,793	0.91%	^
	Calpine Corp.	7.500%	2/15/2021	10/18/2010 - 2/2/2012	1,817,694	1,955,835	2.79%	^
	Emigrant Capital Trust II	2.823%	4/14/2034	8/11/2004	498,031	300,148	0.43%
	FMG Resources August 2006 Pty Ltd.	6.875%	2/1/2018	11/30/2011	471,099	527,500	0.75%	^
	GTP Towers Issuer LLC	8.112%	2/15/2015	2/11/2010	1,000,000	1,068,547	1.53%
	Indianapolis Power & Light Co.	6.300%	7/1/2013	7/30/2003	99,991	101,363	0.14%	^
	Sinclair Television Group Inc.	9.250%	11/1/2017	11/15/2011	800,649	816,563	1.17%	^
	Tuckahoe Credit Lease Trust	9.310%	10/20/2025	12/11/2009	1,594,710	2,013,000	2.87%
	USG Corp.	8.375%	10/15/2018	11/9/2010 - 10/25/2011	1,456,273	1,665,000	2.38%	^
	West Fraser Timber Co. Ltd.	5.200%	10/15/2014	7/20/2009 - 8/3/2009	783,396	894,625	1.28%	^
					$ 9,772,145	$ 10,753,095	15.35%

^	144A securities with a liquid trading market as determined by the Adviser under the supervision of the Board of Trustees. Such securities represent 9.42% of the Fund's net assets as of March 31, 2013.

(4)	Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.
(5)	The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.
(6)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2013.

WESTCORE PLUS BOND FUND AS OF MARCH 31, 2013 (Unaudited)
	Shares	Market Value
NONCONVERTIBLE PREFERRED STOCKS		0.26%
Financials		0.21%
Financial Services		0.07%
First Tennessee Bank - 144A,
3.750%(1)(2)	1,500	$1,116,094

Real Estate Investment Trusts (REITs)		0.14%
Apartments (REITs)		0.01%
Cousins Properties Inc.,
7.500%	10,300	261,568

Warehouse-Industrial (REITs)		0.13%
CenterPoint Properties Trust,
5.377%(1)(3)	3,900	2,184,000

Total Financials
(Cost $5,591,577)		3,561,662

Utilities		0.05%
Utilities		0.05%
Southern California Edison,
5.349%(1)	7,638	773,825

Total Utilities
(Cost $763,800)		773,825

Total Nonconvertible Preferred Stocks
(Cost $6,355,377)		4,335,487

	Principal Amount	Market Value
CORPORATE BONDS		51.72%
Financials		15.89%
Financial Services		9.19%
Bank of America Corp.,
5.000%, 5/13/2021	$5,950,000	6,684,736
BB&T Corp.:
3.200%, 3/15/2016	8,975,000	9,551,617
6.850%, 4/30/2019	4,150,000	5,304,106
Capital One Financial Corp.,
4.750%, 7/15/2021	6,700,000	7,577,646
Citigroup Inc.,
5.375%, 8/9/2020	5,475,000	6,423,336
City National Corp.,
5.250%, 9/15/2020	16,475,000	18,581,296
Emigrant Capital Trust II - 144A,
2.823%, 4/14/2034(1)(2)	850,000	510,251
First Empire Capital Trust,
8.277%, 6/1/2027	25,000	25,312
First Horizon National Corp.,
5.375%, 12/15/2015	12,525,000	13,633,400
FMR Corp. - 144A,
7.490%, 6/15/2019(2)	5,000,000	6,214,785
Ford Motor Credit Co. LLC,
8.125%, 1/15/2020	8,775,000	11,117,749
JPMorgan Chase & Co.,
4.400%, 7/22/2020	7,150,000	7,942,978
KeyCorp,
5.100%, 3/24/2021	12,075,000	14,089,847
PNC Funding Corp.:
4.250%, 9/15/2015	6,845,000	7,423,977
5.125%, 2/8/2020	7,250,000	8,502,873
The Toronto-Dominion Bank (Canada),
2.500%, 7/14/2016	12,000,000	12,588,936
Union Bank of California,
5.950%, 5/11/2016	3,100,000	3,509,324
Wachovia Corp.,
5.625%, 10/15/2016	$14,250,000	$16,278,103
		155,960,272

Insurance		1.02%
Berkshire Hathaway Finance Corp.,
1.600%, 5/15/2017	5,325,000	5,438,343
PartnerRe Finance B LLC,
5.500%, 6/1/2020	9,700,000	11,067,302
Prudential Financial,
Series MTNB, 4.346%, 5/12/2015(1)	509,778	523,655
Zurich Reinsurance Inc.,
7.125%, 10/15/2023	200,000	245,069
		17,274,369

Leasing		0.38%
Aviation Capital Group Corp. - 144A,
6.750%, 4/6/2021(2)	5,725,000	6,380,072

Savings & Loans		0.22%
Washington Mutual Bank:
5.550%, 6/16/2010**(4)	7,100,000	2,236,500
2.969%, 6/16/2010**(4)	5,000,000	1,575,000
		3,811,500

Real Estate Investment Trusts (REITs)		5.08%
Cell Tower (REITs)		0.24%
American Tower Corp.,
7.250%, 5/15/2019	3,350,000	4,154,884

Diversified (REITs)		1.07%
National Retail Properties Inc.,
5.500%, 7/15/2021	825,000	953,730
Washington REIT:
4.950%, 10/1/2020	13,825,000	15,150,748
3.950%, 10/15/2022	2,025,000	2,068,501
		18,172,979

Healthcare (REITs)		0.68%
Healthcare Realty Trust Inc.,
5.125%, 4/1/2014	3,125,000	3,262,722
Omega Healthcare Investors Inc.,
6.750%, 10/15/2022	7,430,000	8,228,725
		11,491,447

Hotels (REITs)		0.36%
Host Hotels & Resorts LP,
6.000%, 11/1/2020	5,575,000	6,202,188

Industrials (REITs)		0.52%
ProLogis LP:
7.625%, 8/15/2014	6,970,000	7,537,135
7.625%, 7/1/2017	1,100,000	1,283,110
		8,820,245

Regional Malls (REITs)		0.80%
Simon Property Group LP:
7.375%, 6/15/2018	2,868,000	3,598,184
10.350%, 4/1/2019	2,050,000	2,963,425
5.650%, 2/1/2020	5,775,000	6,980,624
		13,542,233

Shopping Centers (REITs)		0.16%
Weingarten Realty Investors:
4.857%, 1/15/2014	2,015,000	2,071,436
6.640%, 7/15/2026	545,000	602,208
		2,673,644

Timber (REITs)		1.25%
Plum Creek Timberland,
5.875%, 11/15/2015	$2,400,000	$2,667,674
Potlatch Corp.,
7.500%, 11/1/2019	15,996,000	18,475,380
		21,143,054

Total Financials
(Cost $258,315,660)		269,626,887

Industrials		30.17%
Aerospace & Defense		0.10%
BE Aerospace Inc.,
6.875%, 10/1/2020	1,550,000	1,722,438

Autos		0.77%
BMW US Capital Inc. - 144A,
5.730%, 11/1/2015(2)(3)	12,000,000	13,088,760

Broadcasting		0.04%
Sinclair Television Group Inc. - 144A,
9.250%, 11/1/2017(2)	600,000	653,250

Building Materials		0.55%
USG Corp. - 144A,
8.375%, 10/15/2018(2)	8,400,000	9,324,000

Cable & Media		1.79%
CBS Corp.,
8.875%, 5/15/2019	11,675,000	15,620,543
Time Warner Inc.,
9.150%, 2/1/2023	2,410,000	3,514,970
Virgin Media/Secured Finance PLC (United Kingdom),
5.250%, 1/15/2021	9,735,000	10,216,620
WPP Finance 2010 (United Kingdom),
3.625%, 9/7/2022	1,000,000	997,605
		30,349,738

Chemicals		0.77%
The Dow Chemical Co.,
8.550%, 5/15/2019	2,700,000	3,635,639
Potash Corp. of Saskatchewan Inc. (Canada),
6.500%, 5/15/2019	7,625,000	9,481,726
		13,117,365

Commercial Services		0.49%
Iron Mountain Inc.,
7.750%, 10/1/2019	7,425,000	8,288,156

Consumer Products		0.32%
Jarden Corp.,
6.125%, 11/15/2022	5,000,000	5,381,250

Energy-Non Utility		6.42%
Apache Corp.,
5.100%, 9/1/2040	5,550,000	6,003,246
BP Capital Markets PLC (United Kingdom),
1.846%, 5/5/2017	16,450,000	16,886,007
Burlington Resources Inc.,
6.875%, 2/15/2026	1,000,000	1,287,485
Forest Oil Corp.,
7.250%, 6/15/2019	12,460,000	12,522,300
Kerr-McGee Corp.,
6.950%, 7/1/2024	4,500,000	5,652,725
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.,
6.750%, 11/1/2020	4,120,000	4,521,700
Pride International Inc.:
8.500%, 6/15/2019	2,925,000	3,871,627
6.875%, 8/15/2020	7,575,000	9,516,071
Range Resources Corp.,
5.750%, 6/1/2021	11,225,000	12,094,938
Southwestern Energy Co.,
7.500%, 2/1/2018	$10,520,000	$12,940,715
Tennessee Gas Pipeline Co.:
7.000%, 3/15/2027	75,000	101,662
7.000%, 10/15/2028	9,775,000	13,329,210
8.375%, 6/15/2032	2,600,000	3,700,346
Transcontinental Gas Pipe Line,
6.400%, 4/15/2016	5,725,000	6,576,599
		109,004,631

Food & Beverages		3.73%
Anheuser-Busch Companies Inc. (Belgium),
5.050%, 10/15/2016	8,030,000	9,142,420
Anheuser-Busch InBev Worldwide Inc. (Belgium),
7.750%, 1/15/2019	6,350,000	8,358,848
The Coca-Cola Co.:
3.625%, 3/15/2014	5,000,000	5,154,145
1.500%, 11/15/2015	6,000,000	6,150,870
Diageo Finance BV (Netherlands),
5.300%, 10/28/2015	9,700,000	10,810,233
PepsiCo Inc.:
3.750%, 3/1/2014	6,500,000	6,697,152
2.500%, 5/10/2016	15,000,000	15,791,220
WM Wrigley Jr. Co.,
4.650%, 7/15/2015	1,125,000	1,199,748
		63,304,636

Healthcare		0.72%
DaVita Inc.,
6.625%, 11/1/2020	3,700,000	4,026,062
HCA Inc.,
7.875%, 2/15/2020	7,475,000	8,278,563
		12,304,625

Leisure		1.74%
Harrah's Operating Co. Inc.:
10.000%, 12/15/2018	933,000	622,777
10.000%, 12/15/2018	2,846,000	1,956,625
MGM Mirage,
7.625%, 7/15/2013	1,500,000	1,528,125
Royal Caribbean Cruises Ltd.,
5.250%, 11/15/2022	8,425,000	8,572,438
Starwood Hotels & Resorts Worldwide Inc.,
6.750%, 5/15/2018	9,170,000	11,148,620
Vail Resorts Inc.,
6.500%, 5/1/2019	5,250,000	5,660,156
		29,488,741

Machinery		0.26%
Cummins Inc.,
7.125%, 3/1/2028	3,301,000	4,395,582

Metals & Mining		0.70%
BHP Billiton Finance USA Ltd. (Australia):
5.500%, 4/1/2014	5,075,000	5,334,703
6.500%, 4/1/2019	5,025,000	6,367,876
Sweetwater Investors LLC - 144A,
5.875%, 5/15/2014(2)	137,212	136,252
		11,838,831

Other Industrials		0.51%
AmeriGas Finance LLC / AmeriGas Finance Corp.,
6.750%, 5/20/2020	7,975,000	8,712,687

Packaging & Containers		1.35%
Ball Corp.,
5.750%, 5/15/2021	15,000,000	16,275,000
Crown Americas LLC / Crown Americas Capital Corp. III,
6.250%, 2/1/2021	6,000,000	6,585,000
		22,860,000

Paper & Forestry		0.55%
West Fraser Timber Co. Ltd. - 144A (Canada),
5.200%, 10/15/2014(2)	$8,825,000	$9,288,313

Pharmaceuticals		0.74%
GlaxoSmithKline Capital Inc. (United Kingdom),
5.650%, 5/15/2018	10,350,000	12,531,583

Restaurants		1.02%
Darden Restaurants Inc.,
4.500%, 10/15/2021	16,500,000	17,304,177

Retail		3.32%
Costco Wholesale Corp.,
1.700%, 12/15/2019	13,975,000	14,001,329
Kohl's Corp.,
4.000%, 11/1/2021	9,750,000	10,088,939
Macy's Retail Holdings Inc.,
7.450%, 7/15/2017	4,550,000	5,600,782
Sally Holdings LLC / Sally Capital Inc.,
6.875%, 11/15/2019	7,690,000	8,555,125
Wal-Mart Stores Inc.,
7.550%, 2/15/2030	12,400,000	18,024,962
		56,271,137

Technology		0.56%
International Business Machines Corp.,
2.000%, 1/5/2016	8,000,000	8,299,800
Science Applications International Corp.,
5.500%, 7/1/2033	1,225,000	1,240,766
		9,540,566

Telecomm & Related		2.13%
America Movil SAB de CV (Mexico),
5.000%, 10/16/2019	6,975,000	7,949,505
AT&T Inc.,
5.625%, 6/15/2016	9,600,000	10,969,872
AT&T Inc. - 144A,
4.300%, 12/15/2042(2)	3,999,000	3,747,719
Frontier Communications Corp.,
8.500%, 4/15/2020	7,400,000	8,417,500
Tuckahoe Credit Lease Trust - 144A,
9.310%, 10/20/2025(2)(3)	4,574,529	5,144,333
		36,228,929

Textiles, Apparel & Luxury Goods		0.35%
Hanesbrands Inc.,
6.375%, 12/15/2020	5,400,000	5,906,250

Transportation		1.24%
Burlington Northern Santa Fe Corp.:
5.750%, 3/15/2018	3,325,000	4,001,990
4.575%, 1/15/2021(3)	853,078	926,613
6.150%, 5/1/2037	4,325,000	5,461,333
Burlington Northern Santa Fe LLC,
3.000%, 3/15/2023	4,600,000	4,648,406
Canadian National Railway Co. (Canada),
6.800%, 7/15/2018	3,315,000	4,153,900
CSX Transportation Inc.,
9.750%, 6/15/2020	1,250,000	1,770,220
		20,962,462

Total Industrials
(Cost $477,197,206)		511,868,107

Utilities		5.66%
Utilities		5.66%
Calpine Corp. - 144A,
7.500%, 2/15/2021(2)	7,444,000	8,207,010
Commonwealth Edison Co.,
Series 104, 5.950%, 8/15/2016	$7,375,000	$8,576,247
Consumers Energy Co.,
Series B, 6.875%, 3/1/2018	1,564,000	1,937,938
Duke Energy Carolinas LLC:
Series C, 7.000%, 11/15/2018	4,285,000	5,557,885
3.900%, 6/15/2021	4,275,000	4,819,156
Georgia Power Co.,
Series 07-A, 5.650%, 3/1/2037	850,000	1,029,847
Indianapolis Power & Light Co. - 144A,
6.300%, 7/1/2013(2)	400,000	405,452
Nevada Power Co.:
Series M, 5.950%, 3/15/2016	9,287,000	10,568,718
Series R, 6.750%, 7/1/2037	2,850,000	3,897,902
NextEra Energy Capital Corp.:
2.600%, 9/1/2015	3,200,000	3,323,914
6.350%, 10/1/2066(1)	2,900,000	3,076,407
NRG Energy Inc.,
8.500%, 6/15/2019	3,807,000	4,197,218
Oncor Electric Delivery Co. LLC,
7.000%, 9/1/2022	13,178,000	17,187,868
Public Service Co. of Oklahoma,
6.150%, 8/1/2016	3,075,000	3,529,168
San Diego Gas & Electric Co.,
6.000%, 6/1/2026	3,550,000	4,694,002
Tenaska Alabama II Partners LP - 144A,
6.125%, 3/30/2023(2)	212,267	235,715
Tenaska Virginia Partners LP - 144A,
6.119%, 3/30/2024(2)	190,114	207,391
Westar Energy Inc.,
8.625%, 12/1/2018	9,950,000	13,512,170
WPD Holdings Inc - 144A (United Kingdom),
7.250%, 12/15/2017(2)	875,000	1,036,985
		96,000,993

Total Utilities
(Cost $83,687,361)		96,000,993

Total Corporate Bonds
(Cost $819,200,227)		877,495,987

MUNICIPAL BONDS		1.03%
Washington		1.03%
Washington State Build America Bonds:
5.090%, 8/1/2033	5,900,000	7,060,353
5.481%, 8/1/2039	8,400,000	10,427,424
		17,487,777

Total Municipal Bonds
(Cost $16,241,218)		17,487,777

ASSET-BACKED SECURITIES, COMMERCIAL MORTGAGE-BACKED SECURITIES, RESIDENTIAL MORTGAGE-BACKED SECURITIES & AGENCY MORTGAGE-BACKED SECURITIES		37.53%
Asset-Backed Securities		4.42%
Aircraft Lease Securitisation Ltd. - 144A,
Series 2007-1A, Class G3, 0.459%, 5/10/2032(1)(2)(3)	7,130,617	6,916,699
BMW Vehicle Owner Trust,
Series 2011-A, Class A3, 0.760%, 9/25/2014(5)	4,088,906	4,099,905
CarMax Auto Owner Trust,
Series 2009-2, Class B, 4.650%, 8/17/2015	$6,000,000	$6,187,932
Centerpoint Energy Transition Bond Co. III LLC,
Series 2008-A, Class A1, 4.192%, 2/1/2020	2,665,332	2,842,472
Honda Auto Receivables Owner Trust:
Series 2010-1, Class A4, 1.980%, 3/21/2013(5)	3,034,173	3,037,162
Series 2010-3, Class A4, 0.940%, 11/21/2013(5)	8,480,000	8,499,445
Series 2012-2, Class A4, 0.910%, 6/15/2015(5)	4,200,000	4,232,432
Hyundai Auto Receivables Trust,
Series 2009-A, Class A4, 3.150%, 3/15/2016	2,984,137	3,019,415
John Deere Owner Trust:
Series 2011-A, Class A3, 1.290%, 1/15/2016	2,074,346	2,083,558
Series 2011-A, Class A4, 1.960%, 4/16/2018	5,528,000	5,626,139
Marriott Vacation Club Owner Trust - 144A,
Series 2010-1A, Class A, 3.540%, 12/20/2032(2)	4,735,335	4,929,692
Toyota Auto Receivables Owner Trust:
Series 2012-A, Class A3, 0.750%, 2/16/2016	10,000,000	10,037,370
Series 2012-A, Class A4, 0.990%, 8/15/2017	5,000,000	5,043,235
World Financial Network Credit Card Master Trust,
Series 2011-A, Class A, 1.680%, 8/15/2018	8,250,000	8,379,781

Total Asset-Backed Securities
(Cost $73,771,429)		74,935,237

Commercial Mortgage-Backed Securities		3.26%
Adams Outdoor Advertising LP - 144A:
5.438%, 12/20/2017(2)(5)	7,796,749	8,781,127
10.756%, 12/20/2017(2)(5)	6,300,000	6,927,486
Crown Castle Towers LLC - 144A:
5.495%, 1/15/2017(2)(5)	4,500,000	5,157,247
6.113%, 1/15/2020(2)(5)	8,975,000	11,003,790
4.883%, 8/15/2020(2)(5)	5,900,000	6,807,273
GTP Towers Issuer LLC - 144A,
8.112%, 2/15/2015(2)(5)	15,000,000	16,028,205
SBA Tower Trust - 144A,
4.254%, 4/15/2015(2)(5)	550,000	582,859

Total Commercial Mortgage-Backed Securities
(Cost $49,021,749)		55,287,987

Residential Mortgage-Backed Securities		1.72%
Banc of America Funding Trust:
Class 2A4, 5.500%, 8/1/2035	$750,895	$745,837
Series 2005-4, Class 1A4, 5.500%, 8/1/2035	350,816	351,849
Banc of America Mortgage Securities Inc.:
Series 2003-G, Class 2A1, 3.108%, 8/25/2033(1)	5,603,980	5,674,450
Series 2005-2, Class 1A12, 5.500%, 3/25/2035	279,856	275,917
Series 2005-8, Class A14, 5.500%, 9/25/2035	775,205	472,306
Banc of America Mortgage Trust,
Series 2003-E, Class 3A1, 3.122%, 6/25/2033(1)	4,053,963	4,080,691
Bank of America Alternative Loan Trust,
Series 2005-4, Class CB9, 5.500%, 5/25/2035	772,751	110,239
Bear Stearns Co.:
Series 2003-AC4, Class A, 5.500%, 9/25/2033	6,423,994	6,675,269
Series 2003-7, Class 4A, 4.842%, 10/25/2033(1)	32,074	32,952
Countrywide Asset-Backed Certificates,
Series 2005-1, Class AF6, 5.030%, 7/25/2035(1)	5,674,939	5,871,831
RAMP Series Trust,
Series 2006-EFC2, Class A3, 0.364%, 12/25/2036(1)	5,289,231	4,883,706
Total Residential Mortgage-Backed Securities
(Cost $29,671,111)		29,175,047

Agency Mortgage-Backed Securities		28.13%
FHLMC:
Pool #781958, 5.138%, 9/1/2034(1)	470,270	509,238
Gold Pool #G08061, 5.500%, 6/1/2035	388,112	422,829
Gold Pool #G08079, 5.000%, 9/1/2035	5,691,406	6,128,114
Gold Pool #G01960, 5.000%, 12/1/2035	1,695,962	1,826,088
Gold Pool #A41748, 5.000%, 1/1/2036	2,508,083	2,698,022
Gold Pool #A42128, 5.500%, 1/1/2036	1,799,598	1,950,072
Gold Pool #G02064, 5.000%, 2/1/2036	2,690,507	2,896,866
Gold Pool #G05200, 5.000%, 5/1/2036	7,993,468	8,628,868
Gold Pool #G02252, 5.500%, 7/1/2036	6,076,080	6,598,702
Gold Pool #G02386, 6.000%, 11/1/2036	4,334,269	4,744,997
Pool #1G1317, 5.951%, 11/1/2036(1)	2,068,505	2,201,665
Gold Pool #G03189, 6.500%, 9/1/2037	8,425,101	9,412,085
Pool #A86876, 5.000%, 6/1/2039	7,302,552	7,874,313
Gold Pool #A91161, 4.500%, 2/1/2040	8,035,920	8,604,381
Pool #A92533, 4.500%, 6/1/2040	$8,959,853	$9,593,673
Pool #A93505, 4.500%, 8/1/2040	11,771,602	12,604,325
Pool #A97047, 4.500%, 2/1/2041	8,863,301	9,502,752
Pool #A97620, 4.500%, 3/1/2041	16,359,021	17,539,259
Gold Pool #Q05168, 4.000%, 12/1/2041	24,119,871	25,645,212
Gold Pool #Q05601, 4.000%, 1/10/2042	14,047,932	14,936,323
Gold Pool #C03789, 4.000%, 3/1/2042	13,250,106	14,088,043
FNMA:
Pool #932361, 4.000%, 1/1/2025	9,551,333	10,228,369
Pool #AC8938, 4.500%, 1/1/2025	12,537,964	13,495,388
Pool #AD4268, 4.500%, 3/1/2025	7,758,628	8,351,961
Pool #AL2840, 2.500%, 11/1/2027	16,213,944	16,864,415
Pool #AB4853, 3.000%, 4/1/2032	23,869,386	24,813,445
Pool #MA1201, 3.500%, 10/1/2032	23,789,090	25,411,221
Pool #725705, 5.000%, 8/1/2034	787,944	856,499
Pool #735288, 5.000%, 3/1/2035	4,334,897	4,715,774
Pool #255706, 5.500%, 5/1/2035	4,419,505	4,835,562
Pool #735897, 5.500%, 10/1/2035	3,118,463	3,421,409
Pool #836496, 5.000%, 10/1/2035	4,084,984	4,436,506
Pool #850582, 5.500%, 1/1/2036	1,206,992	1,320,455
Pool #745275, 5.000%, 2/1/2036	4,882,710	5,302,604
Pool #845471, 5.000%, 5/1/2036	663,860	711,755
Pool #888016, 5.500%, 5/1/2036	5,423,890	5,950,799
Pool #190377, 5.000%, 11/1/2036	4,331,316	4,704,034
Pool #256526, 6.000%, 12/1/2036	5,499,718	5,814,026
Pool #888405, 5.000%, 12/1/2036	990,439	1,075,668
Pool #907772, 6.000%, 12/1/2036	1,827,145	1,903,008
Pool #910881, 5.000%, 2/1/2037	3,517,659	3,771,444
Pool #889108, 6.000%, 2/1/2038	4,250,298	4,661,867
Pool #889579, 6.000%, 5/1/2038	7,753,596	8,515,550
Pool #995838, 5.500%, 5/1/2039	6,065,423	6,623,599
Pool #AE0395, 4.500%, 10/1/2040	17,721,650	19,176,740
Pool #AE0949, 4.000%, 2/1/2041	29,973,569	31,978,980
Pool #AJ1407, 4.000%, 9/1/2041	13,186,744	14,073,144
Pool #AB6387, 3.000%, 10/1/2042	16,072,485	16,605,224
Pool #AL2625, 3.500%, 10/1/2042	15,698,628	16,690,122
Pool # MA1273, 3.500%, 12/1/2042	15,784,362	16,683,092
Pool # AL3028, 3.500%, 1/1/2043	23,865,772	25,224,642
GNMA,
Pool #550656, 5.000%, 9/15/2035	$656,261	$714,011
Total Agency Mortgage-Backed Securities
(Cost $466,964,722)		477,337,140

Total Asset-Backed Securities, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities & Agency Mortgage-Backed Securities
(Cost $619,429,011)		636,735,411

U.S. GOVERNMENT & AGENCY OBLIGATIONS		0.00%*
FNMA,
8.200%, 3/10/2016	55,000	67,409

Total U.S. Government & Agency Obligations
(Cost $53,340)		67,409

U.S. TREASURY BONDS & NOTES		7.46%
4.000%, 2/15/2014	2,500,000	2,584,180
4.250%, 11/15/2014	400,000	426,094
2.625%, 4/30/2016	16,650,000	17,792,090
5.375%, 2/15/2031	10,350,000	14,413,989
4.500%, 2/15/2036	17,250,000	21,942,535
4.375%, 2/15/2038	4,500,000	5,636,250
4.375%, 11/15/2039	15,000,000	18,832,035
4.750%, 2/15/2041	24,700,000	32,862,584
3.750%, 8/15/2041	8,000,000	9,065,000
3.125%, 11/15/2041	3,000,000	3,024,375
		126,579,132
Total U.S. Treasury Bonds & Notes
(Cost $113,377,481)		126,579,132

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS		1.26%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	21,309,264	21,309,264

Total Money Market Mutual Funds
(Cost $21,309,264)		21,309,264

Total Investments
(Cost $1,595,965,918)	99.26%	1,684,010,467

Other Assets in Excess of Liabilities	0.74%	12,536,640

Net Assets	100.00%	$1,696,547,107

*	Less than 0.005%.
**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

(1)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(2)

This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

							Market Value
			Maturity			Market	as Percentage
	Issuer Description	Coupon	Date	Acquisition Date	Cost	Value	of Net Assets
	Adams Outdoor Advertising LP	5.438%	12/20/2017	12/3/2010	$ 7,796,749	$ 8,781,127	0.52%
	Adams Outdoor Advertising LP	10.756%	12/20/2017	12/3/2010	6,300,000	6,927,486	0.41%
	Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3	0.459%	5/10/2032	4/26/2012	6,738,828	6,916,699	0.41%	^
	AT&T Inc.	4.300%	12/15/2042	4/10/2012	3,564,700	3,747,719	0.22%	^
	Aviation Capital Group Corp.	6.750%	4/6/2021	12/7/2011	5,468,722	6,380,072	0.38%	^
	BMW US Capital Inc.	5.730%	11/1/2015	10/16/2007	12,000,000	13,088,760	0.77%
	Calpine Corp.	7.500%	2/15/2021	10/18/2010-10/19/2010	7,454,674	8,207,010	0.48%	^
	Crown Castle Towers LLC	5.495%	1/15/2017	1/8/2010	4,500,000	5,157,247	0.30%	^
	Crown Castle Towers LLC	6.113%	1/15/2020	1/8/2010	8,975,000	11,003,790	0.65%	^
	Crown Castle Towers LLC	4.883%	8/15/2020	7/29/2010	5,900,000	6,807,273	0.40%	^
	Emigrant Capital Trust II	2.823%	4/14/2034	8/11/2004	846,653	510,251	0.03%
	First Tennessee Bank	3.750%	-	3/16/2005	1,500,000	1,116,094	0.07%
	FMR Corp.	7.490%	6/15/2019	3/6/2007	5,536,375	6,214,785	0.36%	^
	GTP Towers Issuer LLC	8.112%	2/15/2015	2/11/2010	15,000,000	16,028,205	0.95%
	Indianapolis Power & Light Co.	6.300%	7/1/2013	7/30/2003 - 2/6/2006	400,103	405,452	0.02%	^
	Marriott Vacation Club Owner Trust, Series 2010-1A, Class A	3.540%	12/20/2032	11/5/2010	4,734,839	4,929,692	0.29%	^
	SBA Towers Trust	4.254%	4/15/2015	4/8/2010	550,000	582,859	0.03%	^
	Sinclair Television Group Inc.	9.250%	11/1/2017	11/17/2011	641,173	653,250	0.04%	^
	Sweetwater Investors LLC	5.875%	5/15/2014	5/31/2005 - 12/15/2005	137,436	136,252	0.01%	^
	Tenaska Alabama II Partners LP	6.125%	3/30/2023	10/9/2003 - 9/4/2009	213,994	235,715	0.01%	^
	Tenaska Virginia Partners LP	6.119%	3/30/2024	4/29/2004 - 1/19/2005	190,040	207,391	0.01%	^
	Tuckahoe Credit Lease Trust	9.310%	10/20/2025	12/11/2009	4,075,369	5,144,333	0.31%
	USG Corp.	8.375%	10/15/2018	11/8/2010 - 11/9/2010	8,481,738	9,324,000	0.55%	^
	West Fraser Timber Co. Ltd.	5.200%	10/15/2014	6/12/2006 - 8/3/2009	8,444,228	9,288,313	0.55%	^
	WPD Holdings Inc (United Kingdom)	7.250%	12/15/2017	10/15/2003 - 6/30/2006	862,975	1,036,985	0.06%	^
					$ 120,313,596	$ 132,830,760	7.83%

^	144A securities with a liquid trading market as determined by the Adviser under the supervision of the Board of Trustees. Such securities represent 4.77% of the Fund's net assets as of March 31, 2013.

(3)	This security has been valued in good faith by management under the direction of the Board of Trustees. As of March 31, 2013 these securities represented 1.67% of the Fund's net assets.
(4)	Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.
(5)	The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.

WESTCORE COLORADO TAX-EXEMPT FUND AS OF MARCH 31, 2013 (Unaudited)
	Principal Amount	Market Value
CERTIFICATES OF PARTICIPATION		15.36%
Auraria Higher Education Center,
6.000%, 5/1/2024, Optional 5/1/2019 @ 100.00	$499,000	$578,386
City of Aurora:
5.000%, 12/1/2026, Optional 12/1/2019 @ 100.00	1,000,000	1,160,480
5.000%, 12/1/2030, Optional 12/1/2019 @ 100.00	875,000	999,775
City of Westminster Co.:
4.000%, 12/1/2023	425,000	477,551
4.000%, 12/1/2024, Optional 12/1/2023 @ 100.00	1,215,000	1,337,946
4.000%, 12/1/2025, Optional 12/1/2023 @ 100.00	500,000	542,465
Colorado State Higher Education Capital Construction Lease Purchase Program:
5.250%, 11/1/2023, Optional 11/1/2018 @ 100.00	1,000,000	1,190,480
5.000%, 11/1/2025	1,000,000	1,178,340
Colorado State, University of Colorado at Denver Health Sciences Center Fitzsimons Academic:
5.000%, 11/1/2018, Prerefunded 11/1/2015 @ 100.00, NATL-RE	700,000	782,684
4.500%, 11/1/2022	550,000	641,635
Denver City & County, Denver Botanic Gardens,
5.250%, 12/1/2024, Optional 12/1/2018 @ 100.00	625,000	720,887
Douglas & Elbert Counties School District Re-1:
5.000%, 1/15/2025, Optional 1/15/2019 @ 100.00	1,000,000	1,124,630
5.000%, 1/15/2029, Optional 1/15/2023 @ 100.00	705,000	814,691
Eagle County, Justice Center Project,
5.250%, 12/1/2023, Optional 12/1/2018 @ 100.00	500,000	579,010
El Paso County School District No. 49 Falcon,
5.000%, 12/15/2028, Optional 12/15/17 @ 100.00	800,000	877,712
Garfield County Public Library District,
5.000%, 12/1/2024, Optional 12/1/2019 @ 100.00	675,000	754,205
Pueblo Co., Police Complex Project,
5.500%, 8/15/2018, AGM	500,000	594,505
Regional Transportation District:
4.500%, 6/1/2019, Optional 6/1/2015 @ 100.00, AMBAC	620,000	657,758
5.000%, 6/1/2020	1,200,000	1,413,624
5.000%, 12/1/2022, Optional 12/1/2017 @ 100.00, AMBAC	1,000,000	1,112,580
State of Colorado Higher Education,
4.000%, 11/1/2027, Optional 11/1/2023 @ 100.00	$1,200,000	$1,292,256
State of Colorado, Building Excellent Schools Today:
5.000%, 3/15/2024, Optional 3/15/2021 @ 100.00	1,000,000	1,176,070
4.000%, 3/15/2025, Optional 3/15/2022 @ 100.00	1,000,000	1,089,450
4.000%, 3/15/2027, Optional 3/15/2022 @ 100.00	1,000,000	1,066,630
University of Colorado,
5.000%, 6/1/2023, Prerefunded 6/1/2013 @ 100.00	150,000	151,157

Total Certificates of Participation
(Cost $21,352,609)		$22,314,907

GENERAL OBLIGATION BONDS		35.80%
County-City-Special District-School District		35.80%
Adams & Arapahoe Counties Joint School District No. 28J:
5.000%, 12/1/2026, Optional 12/1/2022 @ 100.00	1,500,000	1,808,610
6.250%, 12/1/2026, Prerefunded 12/1/2018 @ 100.00	1,250,000	1,611,087
5.000%, 12/1/2028, Optional 12/1/2022 @ 100.00	500,000	593,460
Adams 12 Five Star Schools,
zero coupon, 12/15/2024, Optional 12/15/2016 @ 67.784, FGIC	2,385,000	1,505,746
Arapahoe County School District No. 1 Englewood:
5.000%, 12/1/2028, Optional 12/1/2021 @ 100.00	975,000	1,148,774
5.000%, 12/1/2029, Optional 12/1/2021 @ 100.00	2,440,000	2,862,511
Arapahoe County School District No. 5 Cherry Creek,
5.000%, 12/15/2026, Optional 12/15/2018 @ 100.00	1,000,000	1,176,740
Boulder Larimer & Weld Counties St. Vrain Valley School District Re-1J,
5.000%, 12/15/2026, Optional 12/15/2016 @ 100.00	1,000,000	1,124,340
City & County of Denver Justice System,
5.000%, 8/1/2025, Optional 8/1/2018 @ 100.00	750,000	873,045
Colorado Springs School District No. 11 Facilities Corp.,
4.000%, 12/1/2024, Optional 12/1/2022 @ 100.00	1,500,000	1,707,195
Denver City & County School District No. 1:
5.000%, 12/1/2018	1,000,000	1,211,020
5.500%, 12/1/2022, FGIC	500,000	648,950
5.250%, 12/1/2025, Optional 6/1/2019 @ 100.00	2,500,000	3,007,275
4.000%, 12/1/2028, Optional 12/1/2021 @ 100.00	$650,000	$702,845
Douglas & Elbert Counties School District Re-1:
5.000%, 12/15/2017, Optional 12/15/2014 @ 100.00, AGM	1,325,000	1,426,733
zero coupon, 12/15/2022	1,660,000	1,303,249
5.000%, 12/15/2023, Prerefunded 12/15/2017 @ 100.00	1,250,000	1,494,875
5.000%, 12/15/2026, Prerefunded 12/15/2017 @ 100.00	325,000	388,668
Eagle River Water & Sanitation District:
4.000%, 12/1/2025, Optional 12/1/2022 @ 100.00	390,000	441,355
4.000%, 12/1/2027, Optional 12/1/2022 @ 100.00	1,005,000	1,116,324
Eagle, Garfield & Routt Counties School District Re-50J,
5.000%, 12/1/2026, Optional 12/1/2016 @ 100.00, AGM	2,500,000	2,812,425
El Paso County School District No. 20:
zero coupon, 12/15/2013, AGM	500,000	495,935
4.000%, 12/15/2023, Optional 12/15/2021 @ 100.00	500,000	566,240
Garfield County, Garfield School District Re-2:
4.000%, 12/1/2024, Optional 12/1/2022 @ 100.00	1,000,000	1,128,930
5.000%, 12/1/2024, Prerefunded 12/1/2016 @ 100.00, AGM	800,000	927,584
4.750%, 12/1/2025, Optional 12/1/2016 @ 100.00, AGM	1,000,000	1,094,370
5.000%, 12/1/2027, Prerefunded 12/1/2016 @ 100.00, AGM	250,000	289,870
Garfield, Pitkin & Eagle Counties Roaring Fork School District Re-1:
5.000%, 12/15/2023, Optional 12/15/2021 @ 100.00	1,500,000	1,795,410
5.000%, 12/15/2024, Optional 12/15/2021 @ 100.00	1,500,000	1,805,835
Gunnison Watershed School District Re-1J,
5.250%, 12/1/2024, Optional 12/1/2018 @ 100.00	1,000,000	1,194,380
Ignacio School District No. 11JT:
5.250%, 12/1/2024, Optional 12/15/2021 @ 100.00	500,000	613,455
5.000%, 12/1/2029, Optional 12/15/2021 @ 100.00	1,000,000	1,164,780
Jefferson County School District R-1:
5.250%, 12/15/2024	1,500,000	1,935,555
5.250%, 12/15/2025, Prerefunded 12/15/2016 @ 100.00, AGM	500,000	585,145
La Plata County School District No. 9-R Durango:
4.500%, 11/1/2023, Optional 11/1/2021 @ 100.00	1,000,000	1,169,510
5.000%, 11/1/2024, Optional 11/1/2021 @ 100.00	$1,000,000	$1,209,950
Larimer County School District No R-1 Poudre,
4.000%, 12/15/2025, Optional 12/15/2022 @ 100.00	1,000,000	1,118,410
Moffat County School District Re-1 Craig,
5.250%, 12/1/2026, Optional 12/1/2017 @ 100.00, AGM	1,030,000	1,162,077
Pitkin County School District No. 001, Aspen,
5.375%, 12/1/2026, Optional 12/1/2019 @ 100.00	225,000	273,227
Pueblo County School District No. 60:
5.000%, 12/15/2021	750,000	927,480
5.000%, 12/15/2022	500,000	620,190
Rio Blanco County School District Re-1 Meeker,
5.250%, 12/1/2022, Optional 12/1/2018 @ 100.00	575,000	671,853
Summit County, Summit County School District Re-1,
4.000%, 12/1/2024, Optional 12/1/2021 @ 100.00	1,020,000	1,143,522
West Metro Fire Protection District,
5.250%, 12/1/2026, Optional 12/1/2016 @ 100.00	1,015,000	1,152,796

Total General Obligation Bonds
(Cost $49,312,898)		$52,011,731

REVENUE BONDS		45.34%
Airports		1.55%
City & County of Denver Airport Series A Revenue:
5.000%, 11/15/2018, Optional 11/15/2015 @ 100.00, XLCA	1,000,000	1,099,220
5.250%, 11/15/2028, Optional 11/15/2019 @ 100.00	1,000,000	1,152,230
		2,251,450

General		7.28%
Boulder County Open Space Capital Improvement Trust Fund:
5.000%, 1/1/2024, Prerefunded 1/1/2015 @ 100.00, AGM	1,645,000	1,777,900
Series B, 5.250%, 7/15/2024, Optional 7/15/2021 @ 100.00,	1,000,000	1,222,150
5.000%, 12/15/2025, Optional 12/15/2018 @ 100.00	1,000,000	1,160,240
City & County of Denver Co.,
5.250%, 9/1/2018	1,500,000	1,805,130
Denver CO Convention,
5.000%, 12/1/2035, Optional 11/1/2016 @ 100.00	300,000	312,132
Grand Junction,
5.000%, 3/1/2022, Optional 9/1/2021 @ 100.00	500,000	609,960
Plaza Metropolitan District No 1,
5.000%, 12/1/2022	500,000	548,965
Regional Transportation District, Colorado Sales Tax Revenue, Series A,
5.000%, 11/1/2027, Optional 11/1/2016 @ 100.00, AMBAC	$575,000	$642,925
Town of Castle Rock Co.,
5.000%, 6/1/2029, Optional 6/1/2023 @ 100.00	1,630,000	1,899,667
Town of Castle Rock Sales and Use Tax Revenue,
6.000%, 6/1/2023, Optional 6/1/2018 @ 100.00, AGM	500,000	598,680
		10,577,749

Higher Education		7.34%
Colorado Educational & Cultural Facilities Authority:
4.000%, 3/1/2024, Optional 4/1/2023 @ 100.00	500,000	552,060
4.000%, 3/1/2025, Optional 4/1/2023 @ 100.00	500,000	546,620
University of Denver:
5.000%, 3/1/2018, Optional 9/1/2015 @ 100.00, NATL-RE	500,000	538,935
5.000%, 3/1/2021, Optional 9/1/2015 @ 100.00, MBIA-RE FGIC	300,000	321,297
Colorado School of Mines,
5.000%, 12/1/2028, Optional 12/1/2022 @ 100.00	350,000	410,564
Colorado State Board of Governors University - Enterprise Revenue Bonds:
5.000%, 12/1/2020, Prerefunded 12/1/2015 @ 100.00, XLCA	500,000	559,685
5.250%, 3/1/2024, Prerefunded 3/1/2017 @ 100.00	75,000	88,301
5.250%, 3/1/2024, Prerefunded 3/1/2017 @ 100.00	425,000	500,374
5.000%, 3/1/2026, Optional 3/1/2022 @ 100.00	1,000,000	1,187,160
5.000%, 3/1/2029, Optional 3/1/2022 @ 100.00	1,500,000	1,747,050
Mesa State College, Auxiliary Facility Enterprise Revenue,
5.700%, 5/15/2026, Prerefunded 11/15/2017 @ 100.00	250,000	306,943
University of Colorado Enterprise Systems Revenue:
5.000%, 6/1/2024, Prerefunded 6/1/2013 @ 100.00, FGIC	150,000	151,156
5.000%, 6/1/2026, Prerefunded 6/1/2015 @ 100.00	750,000	824,333
Series A-1, 5.000%, 6/1/2028, Optional 6/1/2022 @ 100.00,	1,500,000	1,761,000
Series A-1, 5.000%, 6/1/2029, Optional 6/1/2022 @ 100.00,	1,000,000	1,168,730
		10,664,208

Medical		12.48%
Aspen Valley Hospital District:
5.000%, 10/15/2021, Optional 10/15/2016 @ 100.00	$600,000	$633,336
5.000%, 10/15/2030, Optional 10/15/2022 @ 100.00	1,000,000	1,091,030
Aurora Colorado Hospital Revenue, Children's Hospital,
5.000%, 12/1/2022, Optional 12/1/2018 @ 100.00, AGM	1,000,000	1,142,170
Colorado Health Facilities Authority Revenue, Adventist Sunbelt:
5.125%, 11/15/2020, Prerefunded 11/15/2016 @ 100.00	345,000	401,442
5.250%, 11/15/2027, Optional 11/15/2016 @ 100.00(1)	1,000,000	1,116,160
Colorado Health Facilities Authority Revenue, Catholic Health Initiatives:
5.000%, 2/1/2023, Optional 2/1/2021 @ 100.00	500,000	582,170
5.250%, 7/1/2024, Optional 7/1/2019 @ 100.00	1,000,000	1,153,040
4.750%, 9/1/2025, Optional 5/1/2018 @ 100.00	660,000	718,879
Colorado Health Facilities Authority Revenue, Covenant Retirement Communities Inc.,
5.250%, 12/1/2025, Optional 12/1/2015 @ 100.00	500,000	518,030
Colorado Health Facilities Authority Revenue, Craig Hospital Project,
5.000%, 12/1/2024, Optional 12/1/2022 @ 100.00	1,000,000	1,138,720
Colorado Health Facilities Authority Revenue, Evangelical Lutheran:
5.250%, 6/1/2018, Optional 6/1/2016 @ 100.00	750,000	824,527
5.250%, 6/1/2020, Optional 6/1/2016 @ 100.00	500,000	549,040
5.250%, 6/1/2023, Optional 6/1/2016 @ 100.00	400,000	435,896
Colorado Health Facilities Authority Revenue, Park View Medical Center:
5.000%, 9/1/2020, Optional 9/15/2015 @ 100.00	450,000	484,596
5.000%, 9/1/2025, Optional 9/1/2017 @ 100.00	450,000	491,584
Colorado Health Facilities Authority Revenue, Sisters Leavenworth, Series B,
5.000%, 1/1/2023, Optional 1/1/2020 @ 100.00	1,000,000	1,141,570
Colorado Health Facilities Authority Revenue, Vail Valley Medical Center:
5.000%, 1/15/2020, Prerefunded 1/15/2015 @ 100.00	700,000	757,155
5.000%, 1/15/2020, Optional 1/15/2015 @ 100.00	240,000	250,306
Colorado Health Facilities Authority Revenue, Valley View Hospital Association,
5.000%, 5/15/2027, Optional 5/15/2017 @ 100.00	$250,000	$261,807
Colorado Health Facilities Authority Revenue, Yampa Valley Medical Center,
5.000%, 9/15/2022, Optional 9/15/2017 @ 100.00	850,000	897,795
Colorado Health Facilities Authority, Poudre Valley Health, Series A,
5.000%, 3/1/2025, Optional 3/1/2015 @ 100.00	700,000	729,778
Denver Health & Hospital Authority:
5.000%, 12/1/2018, Optional 12/1/2016 @ 100.00	550,000	606,931
5.000%, 12/1/2020, Optional 12/1/2016 @ 100.00	500,000	541,815
University of Colorado Hospital Authority:
5.000%, 11/15/2023, Optional 11/15/2022 @ 100.00	450,000	523,463
5.000%, 11/15/2027, Optional 11/15/2022 @ 100.00	1,000,000	1,141,730
		18,132,970

Multi-Family Housing		0.24%
Colorado Housing & Finance Authority,
3.900%, 10/1/2032, Mandatory Sinking Fund, 2023 - 2032 @ 100.00, Optional 10/1/2022 @ 100.00	335,000	339,787

Special Tax		4.65%
Aurora Colorado Golf Course Enterprise:
4.125%, 12/1/2013	110,000	110,865
4.250%, 12/1/2014	125,000	126,884
4.375%, 12/1/2015	125,000	126,800
Colorado Educational & Cultural Facilities Authority:
Academy Charter School:
5.000%, 12/15/2015, Mandatory Sinking Fund 12/15/2013 @ 100.00	390,000	425,112
5.000%, 12/15/2021, Optional 12/15/2015 @ 100.00, MORAL OBLG	180,000	191,865
4.625%, 12/15/2028, Optional 12/15/2015 @ 100.00, MORAL OBLG	250,000	255,685
Bromley East Charter School,
5.125%, 9/15/2025, Optional 9/15/2015 @ 100.00, XLCA	500,000	517,955
Cherry Creek Academy,
4.000%, 4/1/2022, Mandatory Sinking Fund 4/1/2016 @ 100.00	250,000	260,163
Kent Denver School,
5.000%, 10/1/2019	115,000	130,879
Denver City & County Golf Enterprise:
4.600%, 9/1/2015	185,000	189,708
5.000%, 9/1/2018, Optional 9/1/2016 @ 100.00	350,000	361,960
5.000%, 9/1/2019, Optional 9/1/2016 @ 100.00	500,000	515,955
Grand Junction Leasing Authority Capital Improvement:
5.000%, 6/15/2020, Optional 6/15/2016 @ 100.00, NATL-RE	$390,000	$426,843
5.000%, 6/15/2023, Optional 6/15/2016 @ 100.00, NATL-RE	390,000	424,055
Northwest Parkway Public Highway Authority Revenue,
5.800%, 6/15/2025, Prerefunded 6/15/2016 @ 100.00, AGM	960,000	1,116,307
Superior Open Space Sales & Use Tax:
4.625%, 6/1/2015	100,000	104,850
4.750%, 6/1/2017, Optional 6/1/2016 @ 100.00	325,000	345,963
5.000%, 6/1/2026, Optional 6/1/2016 @ 100.00	1,085,000	1,127,315
		6,759,164

Transportation		0.15%
Colorado Department of Transportation,
5.000%, 12/15/2016, Optional 12/15/2014 @ 100.00, NATL-RE FGIC	205,000	221,252

Utilities		11.65%
Brighton Colorado Water Activity Enterprise,
5.000%, 12/1/2029, Optional 12/1/2019 @ 100.00	1,515,000	1,702,496
City of Colorado Springs Co. Utilities System Revenue,
4.000%, 11/15/2030, Optional 11/15/2022 @ 100.00	2,125,000	2,282,930
Colorado Springs Colorado Utilities Revenue,
5.000%, 11/15/2027, Optional 11/15/2021 @ 100.00	1,000,000	1,176,580
Colorado Water Resources & Power Development Authority,
5.000%, 9/1/2022, Prerefunded 9/1/2014 @ 100.00	5,000	5,336
Colorado Water Resources & Power Development Authority, East Cherry Creek Valley Water & Sanitation District,
4.250%, 11/15/2025, Optional 11/15/2015 @ 100.00, NATL-RE	1,420,000	1,498,796
Colorado Water Resources & Power Development Authority, Steamboat Springs Utility Enterprise Project,
5.000%, 8/1/2031, Optional 8/1/2021 @ 100.00	625,000	706,644
Colorado Water Resources & Power Development Authority, Waste Water Revolving Fund,
5.500%, 9/1/2019	500,000	629,120
Denver City & County Board of Water Commissioners,
5.000%, 12/15/2029, Optional 12/15/2017 @ 100.00, AGM	1,575,000	1,775,340
Eagle River Water & Sanitation District,
5.000%, 12/1/2027, Optional 12/1/2022 @ 100.00	200,000	232,596
Fort Collins Colorado Waste Water Utility Enterprise:
5.000%, 12/1/2026, Optional 12/1/2018 @ 100.00	1,000,000	1,132,300
5.000%, 12/1/2027, Optional 12/1/2018 @ 100.00	$465,000	$523,641
Golden Colorado Water & Waste Treatment,
4.950%, 11/15/2022, Optional 11/15/2013 @ 100.00, AGM	150,000	152,760
Parker Co., Water & Sanitation District Enterprise Revenue,
5.000%, 11/1/2026, Optional 5/1/2022 @ 100.00	400,000	470,804
Platte River Power Authority, Series HH:
5.000%, 6/1/2022, Optional 6/1/2019 @ 100.00	485,000	578,862
5.000%, 6/1/2027, Optional 6/1/2019 @ 100.00	2,000,000	2,347,380
5.000%, 6/1/2028, Optional 6/1/2019 @ 100.00	1,000,000	1,171,160
Thornton Colorado Water Enterprise,
5.000%, 12/1/2021, Optional 12/1/2014 @ 100.00, NATL-RE	500,000	533,115
		16,919,860

Total Revenue Bonds
(Cost $62,728,313)		$65,866,440

MONEY MARKET MUTUAL FUNDS		2.64%
Fidelity Institutional Money Market Tax Exempt - Class I (7 Day Yield 0.010%)	3,835,870	3,835,870

Total Money Market Mutual Funds
(Cost $3,835,870)		3,835,870

Total Investments
(Cost $137,229,690)	99.14%	144,028,948

Other Assets in Excess of Liabilities	0.86%	1,250,136

Net Assets	100.00%	$145,279,084

Investment classifications presented herein are based on the categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different form another. Investment classifications are unaudited.

(1)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

See Notes to Quarterly Statements of Investments.

COMMON ABBREVIATIONS
AB	Aktiebolag is the Swedish equivalent of the term corporation.
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGM	Assured Guaranty Municipal.
AMBAC	Ambac Financial Group Inc.
BV	Besloten Vennootschap is a Dutch private limited liability company.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
MBIA-RE

MBIA Inc. delivers credit enhancement for the obligations of debt such as municipal bonds. The purchase of municipal bond insurance is used to improve or enhance the credit rating of a borrower’s debt financing.

MTNB	Medium Term Notes Bond.
MORAL OBLG

Charter School Moral Obligation Program. Moral Obligation bonds are revenue-backed, state issued municipal bonds, whose principal and interest is backed by the moral, but not legal, obligation of a state government.

Pty	Party.
NA	National Association.
NATL-RE	Third party insurer for municipal debt securities.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Co.
REIT(s)	Real Estate Investment Trust.
S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
SAB de CV	Sociedad Anonima Bursatil de Capital Variable is a Spanish Variable Capital Company.
S.p.A.	Società Per Azioni is an Italian shared company.
XLCA	XL Capital Assurance Inc. delivers credit enhancement for the obligations of debt such as municipal bonds.

CURRENCY ABBREVIATIONS
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

March 31, 2013 (Unaudited)

1. ORGANIZATION

Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Westcore Growth, Westcore MIDCO Growth, Westcore Select, Westcore Blue Chip (now known as Westcore Blue Chip Dividend Fund), Westcore Mid-Cap Value (now known as Westcore Mid-Cap Value Dividend Fund), Westcore Small-Cap Opportunity, Westcore Small-Cap Value (now known as Westcore Small-Cap Dividend Value Fund), Westcore Micro-Cap Opportunity, Westcore International Small-Cap, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. The Funds offer Retail Class shares. The Westcore Growth, Westcore MIDCO Growth, Westcore Blue Chip, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income and Westcore Plus Bond Funds offer Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, are typically valued at the evaluated bid price formulated by an independent pricing service.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Market, Credit and Counterparty Risk – In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Foreign Securities – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of March 31, 2013, all Funds were primarily invested in U.S. based issuers, as determined by the location of their headquarters, except Westcore International Small-Cap Fund. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Concentration of Risk – As of March 31, 2013, the Westcore International Small-Cap Fund invested a significant percentage of its assets in the United Kingdom, Japan and Australia.  Therefore, it may be more affected by economic developments and currency fluctuations in these countries.

When-Issued Securities – Each Fund may purchase or sell securities on a “when issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a “when issued” or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as “when issued” or “forward commitment” transactions.

Other – For financial reporting purposes, the Funds’ investment transactions and shareholder transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.  Other income is primarily comprised of consent fees which are compensation for agreeing to changes in the terms to debt instruments.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

Westcore Equity Funds

	Westcore Growth Fund	Westcore MIDCO Growth Fund	Westcore Select Fund

As of March 31, 2013
Gross appreciation (excess of value over tax cost)	$15,658,306	$19,949,805	$22,833,159
Gross depreciation (excess of tax cost over value)	(259,926)	(1,550,203)	(2,374,152)
Net unrealized appreciation/(depreciation)	$15,398,380	$18,399,602	$20,459,007
Cost of investment for income tax purposes	$66,031,902	$89,511,261	$123,718,148

	Westcore Blue Chip Fund	Westcore Mid-Cap Value Fund	Westcore Small-Cap Opportunity Fund

As of March 31, 2013
Gross appreciation (excess of value over tax cost)	$19,081,087	$10,393,960	$4,864,801
Gross depreciation (excess of tax cost over value)	(304,103)	(518,054)	(338,055)
Net unrealized appreciation/(depreciation)	$18,776,984	$9,875,906	$4,526,746
Cost of investment for income tax purposes	$48,308,786	$35,742,935	$15,361,929

	Westcore Small-Cap Value Fund	Westcore Micro-Cap Opportunity Fund	Westcore International Small-Cap Fund

As of March 31, 2013
Gross appreciation (excess of value over tax cost)	$68,874,392	$922,743	$80,213,111
Gross depreciation (excess of tax cost over value)	(2,869,723)	(198,672)	(15,484,972)
Net unrealized appreciation/(depreciation)	$66,004,669	$724,071	$64,728,139
Cost of investment for income tax purposes	$232,982,979	$10,658,427	$386,901,717

Westcore Bond Funds
	Westcore Flexible Income Fund	Westcore Plus Bond Fund	Westcore Colorado Tax-Exempt Fund
As of March 31, 2013
Gross appreciation (excess of value over tax cost)	$5,650,715	$104,199,844	$7,368,135
Gross depreciation (excess of tax cost over value)	(2,889,265)	(15,309,778)	(568,877)
Net unrealized appreciation/(depreciation)	$2,761,450	$88,890,066	$6,799,258
Cost of investment for income tax purposes	$65,843,268	$1,595,120,401	$137,229,690

4. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – Quoted & Unadjusted Prices in active markets for identical investments

Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2013 in valuing the Funds’ assets:

Westcore Growth Fund
Investments in Securities at Value*	Level 1- Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$76,390,048	$-	$-	$76,390,048
Money Market Mutual Funds	5,040,234	-	-	5,040,234
Total	$81,430,282	$-	$-	$81,430,282

Westcore MIDCO Growth Fund
Investments in Securities at Value*	Level 1- Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$104,596,052	$-	$-	$104,596,052
Money Market Mutual Funds	3,314,811	-	-	3,314,811
Total	$107,910,863	$-	$-	$107,910,863

Westcore Select Fund
Investments in Securities at Value*	Level 1- Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$140,818,582	$-	$-	$140,818,582
Money Market Mutual Funds	3,358,573	-	-	3,358,573
Total	$144,177,155	$-	$-	$144,177,155

Westcore Blue Chip Fund
Investments in Securities at Value*	Level 1- Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$63,421,436	$-	$-	$63,421,436
Money Market Mutual Funds	3,664,334	-	-	3,664,334
Total	$67,085,770	$-	$-	$67,085,770

Westcore Mid-Cap Value Fund
Investments in Securities at Value*	Level 1- Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$43,198,200	$-	$-	$43,198,200
Money Market Mutual Funds	2,420,641	-	-	2,420,641
Total	$45,618,841	$-	$-	$45,618,841

Westcore Small-Cap Opportunity Fund
Investments in Securities at Value*	Level 1- Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$19,404,351	$-	$-	$19,404,351
Money Market Mutual Funds	484,324	-	-	484,324
Total	$19,888,675	$-	$-	$19,888,675

Westcore Small-Cap Value Fund
Investments in Securities at Value*	Level 1- Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$298,987,648	$-	$-	$298,987,648
Total	$298,987,648	$-	$-	$298,987,648

Westcore Micro-Cap Opportunity Fund
Investments in Securities at Value*	Level 1- Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$10,929,359	$-	$-	$10,929,359
Money Market Mutual Funds	453,139	-	-	453,139
Total	$11,382,498	$-	$-	$11,328,498

Westcore International Small-Cap Fund
Investments in Securities at Value*	Level 1- Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$425,989,592	$-	$-	$425,989,592
Money Market Mutual Funds	25,640,264	-	-	25,640,264
Total	$451,629,856	$-	$-	$451,629,856

Other Financial Instruments**
Assets:
Forward Foreign Currency Contracts	$-	$544,524	$-	$544,524
Liabilities
Forward Foreign Currency Contracts	$-	$(927,846)	$-	$(927,846)
Total	$-	$(383,322)	$-	$(383,322)

Westcore Flexible Income Fund
Investments in Securities at Value*	Level 1- Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Convertible Preferred Stocks	$1,313,613	$-	$-	$1,313,613
Nonconvertible Preferred Stocks	2,632,141	-	1,688,400	4,320,541
Corporate Bonds	-	58,916,577	2,013,000	60,929,577
Commercial Mortgage-Backed Securities & Residential Mortgage-Backed Securities	-	2,040,987	-	2,040,987
Total	$3,945,754	$60,957,564	$3,701,400	$68,604,718

Westcore Plus Bond Fund
Investments in Securities at Value*	Level 1- Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Nonconvertible Preferred Stocks	$1,035,393	$1,116,094	$2,184,000	$4,335,487
Corporate Bonds	-	858,336,281	19,159,706	877,495,987
Municipal Bonds	-	17,487,777	-	17,487,777
Asset-Backed Securities, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities & Agency Mortgage-Backed Securities	-	629,818,712	6,916,699	636,735,411
U.S. Government & Agency Obligations	-	67,409	-	67,409
U.S. Treasury Bonds & Notes	126,579,132	-	-	126,579,132
Money Market Mutual Funds	21,309,264	-	-	21,309,264
Total	$148,923,789	$1,506,826,273	$28,260,405	$1,684,010,467

Westcore Colorado Tax-Exempt Fund
Investments in Securities at Value*	Level 1- Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bond	$-	$140,193,078	$-	$140,193,078
Money Market Mutual Funds	3,835,870	-	-	3,835,870
Total	$3,835,870	$140,193,078	$-	$144,028,948

*For detailed Industry descriptions, see the accompanying Statements of Investments.

**Other financial instruments are derivative instruments not reflected in the Statements of Investments.

Westcore International Small-Cap Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff.  When events trigger the use of the fair value evaluation service on a reporting period date, it results in certain securities transferring from a Level 1 to a Level 2 classification.  The transfer amount discussed in the table below represents the value of the securities as of March 31, 2013 transferred in/(out) of Level 1 and Level 2 during the reporting period that were also held as of December 31, 2012.

	Level 1- Quoted and Unadjusted Prices		Level 2- Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$335,147,725	$ -	$ -	$(335,147,725)
Total	$335,147,725	$ -	$ -	$(335,147,725)

All securities of the Funds, except for Westcore Flexible Income and Plus Bond Funds, were valued using either Level 1 or Level 2 inputs during the three months ended March 31, 2013. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is provided only for the Westcore Flexible Income and Westcore Plus Bond Funds.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for those Funds:

Westcore Flexible Income Fund
Investments in Securities	Balance as of December 31, 2012	Accrued discount/ premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net sales proceeds	Transfer in and/ or (out) of Level 3	Balance as of March 31, 2013	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at March 31, 2013
Nonconvertible Preferred Stocks	$1,688,400	$-	$-	$-	$-	$-	$1,688,400	$-
Corporate Bonds	2,130,488	1,752	(895,178)	886,002	(110,064)	-	2,130,000	(27,752)
Total	$3,818,888	$1,752	$(895,178)	$886,002	$(110,064)	$-	$3,701,400	$(27,752)

Westcore Plus Bond Fund
Investments in Securities	Balance as of December 31, 2012	Accrued discount/ premium	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net sales proceeds	Transfer in and/ or (out) of Level 3	Balance as of March 31, 2013	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at March 31, 2013
Nonconvertible Preferred Stocks	$2,184,000	$-	$-	$-	$-	$-	$2,184,000	$-
Corporate Bonds	19,606,306	4,383	(615,605)	426,525	(261,903)	-	19,159,706	(205,866)
Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities & Agency Mortgage-Backed Securities	-	-	-	-	-	6,916,699	6,916,699	59,601
Total	$21,790,306	$4,383	$(615,605)	$426,525	$(261,903)	$6,916,699	$28,260,405	$(146,265)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair value measurements using significant other observable inputs (Level 2), the Funds generally utilize an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

In the event the independent pricing service is unable to provide an evaluated price for a security or Denver Investments believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above in Note 2. In these instances, at least one member of Denver Investments’ Management Committee and compliance department will typically seek input from the investment team of the Fund since they are typically the most knowledgeable of the relevant factors in valuing the securities. Denver Investments may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

At least quarterly, Denver Investments receives a report on the pricing for all fair valued securities during the period along with any actual sales prices, broker quotes and/or pricing from the independent pricing service. Denver Investments uses this information to analyze changes in fair value measurements over the period and as a back test of pricing methods.

Then on at least a quarterly basis, Denver Investments presents the factors considered in determining the fair value measurements and presents that information to the Audit Committee which meets at least quarterly. The Audit Committee then will provide a recommendation to the Board for approval of the fair value measurements.

The table below provides additional information about the Level 3 Fair Value Measurements as of March 31, 2013:

Quantitative Information about Level 3 Fair Value Measurements	Fair Value at 03/31/2013	Valuation Technique	Unobservable Input	Level/Range
FLEXIBLE INCOME FUND
Nonconvertible Preferred Stocks	$1,688,400	Consensus Pricing*	Broker Quotes	N/A
Corporate Bonds	$2,013,000	Adjusted Spread Pricing**	Comparability Adjustment	2.125%
			Liquidity and Maturity Adjustment	0.85%

Total	$3,701,400
PLUS BOND FUND
Nonconvertible Preferred Stocks	$2,184,000	Consensus Pricing*	Broker Quotes	N/A
Corporate Bonds	$5,144,333	Adjusted Spread Pricing**	Comparability Adjustment	2.125%
			Liquidity and Maturity Adjustment	0.85%
	$20,932,072	Consensus Pricing*	Broker Quotes	N/A

Total	$28,260,405

*Denver Investments seeks up to 3 independent price quotes, but in certain cases only one may be available. We evaluate whether the source of the pricing was using valuation techniques in accordance with ASC 820 by developing an internal reasonableness check. For those quotes that are considered reasonable, quantitative unobservable inputs are not developed by Denver Investments.

**We identify comparable security(ies) and obtain market observable spreads to Treasuries, and then adjust for appropriate comparability or liquidity adjustments.

5. AFFILIATED COMPANIES

Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund.  As of March 31, 2013, Westcore International Small-Cap Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers would be deemed to be affiliates of that Fund for purposes of the 1940 Act.

Security Name	Share Balance at January 1, 2013	Purchases	Sales	Share Balance at March 31, 2013	Dividends	Realized Gains/(Losses)
Credit Corp. Group Ltd. (Australia)	2,133,771	454,302	-	2,588,073	$530,424	$ -
Pico Far East Holdings Ltd. (Hong Kong)	56,825,200	21,640,320	-	78,465,520	556,120	-
Prestige International Inc. (Japan)	807,890	-	-	807,890	59,527	-

6. SUBSEQUENT EVENTS

Effective April 30, 2013, the names of certain funds were changed as follows:

Westcore Blue Chip Fund was changed to Westcore Blue Chip Dividend Fund

Westcore Mid-Cap Value Fund was changed to Westcore Mid-Cap Value Dividend Fund

Westcore Small-Cap Value Fund was changed to Westcore Small-Cap Value Dividend Fund.

Item 2 - Controls and Procedures.

(a)        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:	/s/ Todger Anderson
Todger Anderson
Principal Executive Officer and President

Date:	May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todger Anderson
Todger Anderson
Principal Executive Officer and President

Date:	May 29, 2013

By:	/s/ Jasper R. Frontz
Jasper R. Frontz
Principal Financial Officer and Treasurer

Date:	May 30, 2013